UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line, 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2016

Small Cap Fund	Long-Short Fund
Small-Mid Cap Fund	Research Opportunities Fund
Mid Cap Fund	Financial Long-Short Fund
Large Cap Fund	Corporate Credit Fund
Select Fund	High Yield Fund

This material must be preceded or accompanied by a current prospectus.

Not FDIC Insured. May Lose Value. No Bank Guarantee.

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by BHIL Distributors, LLC (Member FINRA/SIPC). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2016 mid-year update for the Diamond Hill Funds. At Diamond Hill, we believe in true active portfolio management, managing high conviction, concentrated portfolios constructed independent of benchmark weights. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise.

Our primary focus is always on achieving value-added results for existing clients. We believe the best way to achieve that goal is to manage relatively concentrated portfolios, which becomes more difficult as the size of the portfolio increases. Our portfolio managers have the authority to close their strategies before they reach an asset size where they believe they can no longer add sufficient value over a passive alternative, helping to protect our existing clients. With this in mind, last June, we closed the Diamond Hill Long-Short Fund to most new investors. In December, we closed the Diamond Hill Small Cap Fund, and in April of this year, we closed the Diamond Hill Small-Mid Cap Fund to most new investors.

2016 Year-to-Date Market Review

Despite a tumultuous six months for global financial markets, year-to-date total returns for the Russell 1000 and Russell 3000 Indices were 3.74% and 3.62%, respectively.

U.S. equity markets experienced losses early in the year due to slow economic growth, weakness in the energy sector, and uncertainty around central bank policy. A solid recovery in March was driven primarily by a potential bottom in oil prices and increased investor confidence that the Federal Reserve would take a less aggressive approach than previously expected to raising interest rates in 2016. March’s gains were extended throughout most of the second quarter, but stock markets took a hit in late June with the U.K. Brexit vote. However, they rebounded in the following days to end the quarter near all-time highs.

During the second quarter, bond yields fell to record lows as demand for the safety of U.S. Treasuries increased. Bond returns outpaced equity returns, and the top-performing stocks were those that provided bond-like income and stability, such as utilities, telecommunications, and consumer staples.

Sector Results

Year-to-date within the Russell 1000 Index of primarily large cap stocks, the utilities sector (+24%) was the best performer as investors sought dividend-yielding stocks as an alternative source of income in a low interest rate environment. This is a sharp reversal from one year ago when utilities was the worst-performing sector. The worst performer year-to-date has been the financial services sector (-2%). Declining interest rates and the likelihood of fewer-than-expected Fed rate increases in 2016 have created a headwind for financial companies, primarily banks and life insurers.

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Letter to Shareholders

Market Outlook

While the U.S. economy appears to be continuing the healing process, the recent Brexit vote is the type of global political event that could exert near-term pressure on economic growth. The surprising event caused significant uncertainty in global financial markets, so we would expect the Federal Reserve to take a cautious approach towards normalizing monetary policy, causing U.S. interest rates to remain low in the near term.

The decline in the price of oil over the past two years has improved household budgets through moderating expenditures on gasoline. Thus far, it appears that the majority of savings have gone towards improving household balance sheets rather than increased spending. However, we would expect increases in household spending associated with lower gasoline prices to occur with a meaningful lag as consumers gain confidence that the decline is permanent.

The modest deleveraging of the U.S. household sector over the past several years continues to be a positive story. These lower debt levels combined with very low interest rates have allowed consumer debt-service burdens to improve to very low levels by historical standards. Clearly, this healthy debt service picture remains very much tied to historically low interest/mortgage rates, and any sharp, meaningful increase in those rates is likely to present an important headwind for growth.

We continue to expect positive but below-average equity market returns over the next five years. Our conclusion is primarily based on the combination of above average price/earnings multiples applied to already very strong levels of corporate profit margins, which likely tempers prospective returns. This expectation also seems consistent with the current interest rate environment.

On the credit side, we will likely continue to see global central bank policies remain supportive to credit through the remainder of 2016 in light of slowing global growth. We would expect ongoing bouts of volatility driven by uncertainty as the impact to broad credit fundamentals of the U.K. referendum evolves. We believe that by taking a longer-term view of valuations and fundamentals within credit, superior credit selection powered by individual credit analysis will ultimately drive returns in this type of environment.

Assessing the impact of macro-economic factors has been a more important part of estimating the long-term intrinsic value of companies in recent years; however, it is still just one of many factors that we consider. In our view, when stocks move for an extended period of time based on factors other than fundamental valuation, it generally creates investment opportunities as correlations eventually break down and individual stocks again trade on company fundamentals rather than macro-economic or headline news. Because a company’s stock market price tends to converge with its intrinsic value over sufficiently long periods of time (five years or longer), we believe the economic performance of the underlying business in relation to the price paid for its stock will determine long-term investment return. Our intrinsic value investment philosophy is shared by all of our

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Letter to Shareholders

portfolio managers and research analysts, allowing us to apply our investment discipline consistently across all equity and credit strategies.

Chris Welch, CFA Portfolio Manager, Co-Chief Investment Officer	Austin Hawley, CFA Portfolio Manager, Co-Chief Investment Officer

The views expressed are those of the portfolio managers as of June 30, 2016, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The Russell 1000 Index is an unmanaged market capitalization-weighted index compromised of the largest 1,000 companies by total market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization-weighted index compromised of the 3,000 largest U.S. companies by total market capitalization. These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

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Our Mission

At Diamond Hill, we serve our clients by providing investment strategies that deliver lasting value through a shared commitment to our intrinsic value-based investment philosophy, long-term perspective, disciplined approach and alignment with our clients’ interests.

VALUE

We believe market price and intrinsic value are independent in the short-term but tend to converge over time.

LONG-TERM

We maintain a long-term focus both in investment analysis and management of our business.

DISCIPLINE

We invest with discipline to increase potential return and protect capital.

PARTNERSHIP

We align our interests with those of our clients through significant personal investment in our strategies.

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Fundamental Principles

The Importance of Valuation

We believe that a company’s intrinsic value is independent of its stock price and that intrinsic value can be reasonably estimated using a discounted cash flow methodology. Our entire investment team shares the same investment philosophy, which drives our investment process.

We focus on the fundamentals of intrinsic value, which are far less volatile than market price, and our actions are ultimately dictated by the price to intrinsic value relationship.

There is no guarantee that a discount to intrinsic value will be achieved or that market price and/or intrinsic value will increase over time.

[1]	The inverse is true for short position

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Fundamental Principles

Equity Investment Principles

Valuation

•	We believe that every share of stock has an intrinsic value that is independent of its current market price, and at any point in time, the market price may be higher or lower than intrinsic value.

•	Over short periods of time, the market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

•	Over sufficiently long periods of time, five years or longer, the stock market price tends to converge with intrinsic value.

Intrinsic Value Estimate

•	We believe that we can determine a reasonable approximation of intrinsic value if we are confident in projecting the future cash flows of a business and use an appropriate discount rate.

Suitable Investments

•	We only invest when the market price is lower than our conservative assessment of per share intrinsic value (or at a premium for short positions).

•	We concentrate our investments in businesses whose per share intrinsic value is likely to increase. We invest in businesses that possess a competitive advantage, conservative balance sheet, and outstanding managers and employees. For short positions, the inverse is often true, and a growing intrinsic value is a detriment to the performance of the position.

Risk & Return

•	We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the increase in per share intrinsic value. For short positions, an increasing intrinsic value may shorten the holding period.

•	We define risk as the permanent loss of capital rather than price volatility. We manage risk by investing in companies selling at a discount (premium for short positions) to our estimate of intrinsic value.

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Fundamental Principles

Fixed Income Investment Principles

Fundamental Credit Analysis

•	We work closely with our research team to understand the fundamental economic drivers of the business and to assess whether there is adequate financial strength and flexibility to meet ongoing commitments.

•	We evaluate the quality of a firm’s management and their treatment of bondholders and stockholders. We believe managements that focus on growth, without regard to return on invested capital or long-term cost of capital, are more likely to destroy value for bondholders and stockholders. In contrast, managements that understand the competitive dynamics of their business and employ prudent capital allocation often produce value for both bondholders and stockholders.

Valuation

•	Bond investors are senior to equity investors in the capital structure, and the equity value of the company is the starting point for measuring our discount or premium to intrinsic value. To estimate the intrinsic value of the company, we look at discounted cash flows as well as private and public comparable firms.

•	The liquidity and expected volatility of a corporate bond are also important factors in valuation. Because of our long-term time horizon, we will invest in less liquid or more volatile securities when we receive compensation that exceeds what we deem necessary.

Suitable Investments

•	We generally invest in corporate bonds of companies with stable-to-improving fundamentals that are likely to meet our return objectives over the long term (five years).

•	Our core competency is the evaluation of credit risk. We are committed to maintaining an asset level that will allow us to always be nimble in the secondary market and selective in the new issue market, even if that means closing strategies. We are comfortable owning (across all of our strategies) 5% of an issue but generally do not want to own more than 10%. We are willing to commit meaningful client capital to our best ideas.

Risk & Return

•	We define risk as the permanent loss of capital rather than short-term price volatility. We also focus on limiting longer-term downside volatility and drawdowns.

•	We expect to achieve our return objective by investing in corporate bonds when we believe the market price discounts a greater risk of default or a greater loss upon default than is warranted. An additional source of return exists when the market price provides attractive compensation for short-term illiquidity or volatility, both of which are of less concern to a long-term investor.

•	Our primary focus is on valuing the underlying business and associated credit risk, rather than interest rate risk.

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Diamond Hill Small Cap Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 82.0%
Consumer Discretionary — 9.4%
Aaron’s, Inc.	1,172,035	$25,655,847
Callaway Golf Co.	375,583	3,834,702
Carter’s, Inc.	126,105	13,426,399
Global Sources Ltd.*	178,656	1,638,276
Horizon Global Corp.*	171,140	1,942,439
Live Nation Entertainment, Inc.*	1,504,290	35,350,815
Red Rock Resorts, Inc., Class A*	765,760	16,831,405
Tenneco, Inc.*	564,350	26,304,354
Vail Resorts, Inc.^	269,545	37,259,205
		162,243,442

Consumer Staples — 5.8%
B&G Foods, Inc.^	736,950	35,520,990
Edgewell Personal Care Co.*	158,880	13,411,061
Flowers Foods, Inc.^	1,136,289	21,305,419
Post Holdings, Inc.*^	372,670	30,816,082
		101,053,552

Energy — 2.8%
Carrizo Oil & Gas, Inc.*^	141,561	5,074,962
Cimarex Energy Co.	322,910	38,529,621
Noble Energy, Inc.	161,642	5,798,099
		49,402,682

Financials — 27.0%
Alleghany Corp.*	36,757	20,200,912
American Equity Investment Life Holding Co.	477,320	6,801,810
Assured Guaranty Ltd.	335,697	8,516,633
BankUnited, Inc.	908,705	27,915,418
BOK Financial Corp.^	186,835	11,714,555
Brown & Brown, Inc.	1,334,470	50,002,591
Colony Capital, Inc., Class A^	848,335	13,021,942
Endurance Specialty Holdings Ltd.	331,645	22,273,278
Enstar Group Ltd.*	213,307	34,553,601
First Horizon National Corp.^	817,415	11,263,979
First Niagara Financial Group, Inc.	658,720	6,415,933
First of Long Island Corp., The	265,980	7,625,647
Fortress Investment Group LLC, Class A	2,766,755	12,229,057

	Shares	Fair Value

Financials — 27.0% continued
Greenlight Capital Re Ltd., Class A*^	185,365	$3,736,958
iStar Financial, Inc. REIT*^	3,417,105	32,770,037
Mid-America Apartment Communities, Inc. REIT^	177,749	18,912,493
Nationstar Mortgage Holdings, Inc.*^	1,086,530	12,234,327
Navigators Group, Inc.	556,258	51,159,048
Popular, Inc.	1,277,883	37,441,971
ProAssurance Corp.	459,670	24,615,329
Reinsurance Group of America	127,270	12,343,917
State Bank Financial Corp.	381,390	7,761,287
Sterling Bancorp^	709,860	11,144,802
Tanger Factory Outlet Center, Inc.	356,555	14,326,380
Winthrop Realty Trust REIT^	1,033,435	9,083,894
		468,065,799

Health Care — 8.5%
Alere, Inc.*	968,160	40,352,909
BioScrip, Inc.*^	4,487,945	11,444,260
Concordia International Corp.^	1,252,625	26,981,542
Greatbatch, Inc.*	354,530	10,965,613
LifePoint Hospitals, Inc.*	361,310	23,618,834
Natus Medical, Inc.*	571,060	21,586,068
Nuvectra Corp.*	34,222	253,243
Universal American Financial Corp.^	1,609,669	12,201,291
		147,403,760

Industrials — 18.0%
Aircastle Ltd.^	1,666,085	32,588,623
Alaska Air Group, Inc.	281,310	16,397,560
Avis Budget Group, Inc.*^	2,775,385	89,450,658
Brink’s Co., The	265,460	7,562,955
Colfax Corp.*^	422,385	11,176,307
Corrections Corp. of America	252,233	8,833,200
Hillenbrand, Inc.	444,955	13,366,448
Hub Group, Inc., Class A*	906,855	34,796,026
Hyster-Yale Materials Handling, Inc.	232,882	13,854,150
Kennametal, Inc.^	139,960	3,094,516
Kirby Corp.*^	268,195	16,732,686

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Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 82.0% continued
Industrials — 18.0% continued
SPX FLOW, Inc.*	465,890	$12,145,752
Toro Co., The	188,380	16,615,116
TriMas Corp.*	427,850	7,701,300
Trinity Industries, Inc.^	1,514,860	28,130,951
		312,446,248

Information Technology — 7.2%
Anixter International, Inc.*	204,360	10,888,301
Broadridge Financial Solutions, Inc.	447,970	29,207,644
CommScope Holding, Inc.*^	925,575	28,720,592
CSG Systems International, Inc.^	36,982	1,490,744
DST Systems, Inc.	421,130	49,032,167
Rovi Corp.*^	361,885	5,659,881
		124,999,329

Telecommunication Services — 0.2%
Cincinnati Bell, Inc.*	923,250	4,219,253

Utilities — 3.1%
ITC Holdings Corp.	441,623	20,676,789
UGI Corp.	740,970	33,528,892
		54,205,681

Total Common Stocks		$1,424,039,746

Registered Investment Companies — 29.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	320,354,406	320,354,406
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	181,089,534	181,089,534

Total Registered Investment Companies		$501,443,940

Total Investment Securities — 111.0%
(Cost $1,673,045,175)**		$1,925,483,686

Net Other Assets (Liabilities) — (11.0)%		(192,015,944)

Net Assets — 100.0%		$1,733,467,742

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $176,308,780.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

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Diamond Hill Small-Mid Cap Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.3%
Consumer Discretionary — 14.9%
Aaron’s, Inc.	1,752,676	$38,366,078
BorgWarner, Inc.^	1,281,352	37,825,511
Goodyear Tire & Rubber Co., The	734,299	18,842,112
Hanesbrands, Inc.	955,300	24,006,689
Newell Brands, Inc.	890,301	43,241,919
NVR, Inc.*	11,803	21,013,353
Staples, Inc.	2,847,074	24,541,778
TEGNA, Inc.	1,580,811	36,627,391
Whirlpool Corp.	186,853	31,137,184
		275,602,015

Consumer Staples — 11.5%
B&G Foods, Inc.^	1,051,771	50,695,362
Coty, Inc., Class A^	379,493	9,863,023
Edgewell Personal Care Co.*	228,390	19,278,400
Flowers Foods, Inc.^	1,718,905	32,229,469
Molson Coors Brewing Co., Class B	456,068	46,122,157
Post Holdings, Inc.*	643,230	53,188,688
		211,377,099

Energy — 3.5%
Cimarex Energy Co.	534,036	63,721,176

Financials — 27.6%
BankUnited, Inc.	1,320,019	40,550,984
BOK Financial Corp.^	507,982	31,850,471
Brown & Brown, Inc.	1,179,545	44,197,550
Colony Capital, Inc., Class A^	856,818	13,152,156
Endurance Specialty Holdings Ltd.	440,807	29,604,598
Enstar Group Ltd.*^	61,927	10,031,555
First Horizon National Corp.^	1,790,920	24,678,878
First Republic Bank	552,910	38,698,170
Infinity Property & Casualty Corp.	99,972	8,063,742
iStar Financial, Inc. REIT*^	1,990,918	19,092,904
Mid-America Apartment Communities, Inc. REIT^	219,105	23,312,772
Nationstar Mortgage Holdings, Inc.*^	2,425,159	27,307,290
Navigators Group, Inc.	204,847	18,839,779
Popular, Inc.	951,529	27,879,800

	Shares	Fair Value

Financials — 27.6% continued
Reinsurance Group of America	239,510	$23,230,075
SVB Financial Group*	147,630	14,048,471
Willis Towers Watson plc	785,646	97,663,653
XL Group plc	502,212	16,728,682
		508,931,530

Health Care — 8.3%
Boston Scientific Corp.*	2,637,860	61,646,789
LifePoint Hospitals, Inc.*	733,803	47,968,702
Orthofix International NV*	691,841	29,334,058
Universal American Financial Corp.	1,899,897	14,401,219
		153,350,768

Industrials — 11.2%
Aircastle Ltd.^	694,910	13,592,440
Avis Budget Group, Inc.*	642,175	20,697,300
Brink’s Co., The	432,104	12,310,643
Colfax Corp.*^	1,296,106	34,294,965
Dover Corp.	277,475	19,234,567
Hub Group, Inc., Class A*	1,277,913	49,033,522
Kirby Corp.*^	541,367	33,775,887
Parker Hannifin Corp.	91,703	9,908,509
SPX FLOW, Inc.*	546,873	14,256,979
		207,104,812

Information Technology — 9.2%
Anixter International, Inc.*	317,572	16,920,236
Broadridge Financial Solutions, Inc.	157,630	10,277,476
CommScope Holding, Inc.*^	960,369	29,800,250
Juniper Networks, Inc.	1,547,884	34,811,911
Keysight Technologies, Inc.*	420,610	12,235,545
Linear Technology Corp.^	658,788	30,653,406
Vantiv, Inc., Class A*	632,206	35,782,860
		170,481,684

Materials — 1.8%
Axalta Coating Systems Ltd.*	1,285,822	34,112,858

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Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Diamond Hill Mid Cap Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.3% continued
Utilities — 3.3%
ITC Holdings Corp.	441,374	$20,665,131
UGI Corp.	902,925	40,857,356
		61,522,487

Total Common Stocks		$1,686,204,429

Registered Investment Companies — 17.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	159,197,251	159,197,251
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	156,066,879	156,066,879

Total Registered Investment Companies		$315,264,130

Total Investment Securities — 108.4%
(Cost $1,863,920,168)**		$2,001,468,559

Net Other Assets (Liabilities) — (8.4)%		(156,504,907)

Net Assets — 100.0%		$1,844,963,652

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $152,358,897.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 92.7%
Consumer Discretionary — 17.5%
Aaron’s, Inc.^	26,074	$570,760
BorgWarner, Inc.	25,450	751,284
Dollar General Corp.^	4,313	405,422
Goodyear Tire & Rubber Co., The	14,490	371,813
Hanesbrands, Inc.^	18,975	476,842
Newell Brands, Inc.^	15,501	752,884
NVR, Inc.*	235	418,380
Staples, Inc.^	54,245	467,592
TEGNA, Inc.^	25,435	589,329
VF Corp.	8,430	518,360
Whirlpool Corp.^	6,231	1,038,334
		6,361,000

Consumer Staples — 12.0%
B&G Foods, Inc.^	14,820	714,324
Coty, Inc., Class A^	7,915	205,711
Edgewell Personal Care Co.*^	2,270	191,611
Flowers Foods, Inc.^	31,371	588,206
Molson Coors Brewing Co., Class B	9,087	918,968
Post Holdings, Inc.*^	13,090	1,082,412
Sysco Corp.	12,830	650,994
		4,352,226

Energy — 3.5%
Cimarex Energy Co.	10,813	1,290,207

Financials — 28.2%
BankUnited, Inc.^	27,675	850,176
BOK Financial Corp.^	7,635	478,715
Brown & Brown, Inc.^	20,570	770,758
Discover Financial Services^	9,460	506,961
Endurance Specialty Holdings Ltd.	6,050	406,318
Enstar Group Ltd.*	1,895	306,971
First Horizon National Corp.^	25,865	356,420
First Republic Bank^	10,310	721,597
Franklin Resources, Inc.^	15,690	523,575
Loews Corp.	26,075	1,071,422
Mid-America Apartment Communities, Inc. REIT^	2,946	313,454
Nationstar Mortgage Holdings, Inc.*^	39,911	449,398
Popular, Inc.^	17,261	505,747
Reinsurance Group of America^	4,479	434,418
SVB Financial Group*	3,065	291,665
Willis Towers Watson plc^	15,589	1,937,868

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	11

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 92.7% continued
Financials — 28.2% continued
XL Group plc^	10,036	$334,299
		10,259,762

Health Care — 6.2%
Boston Scientific Corp.*	53,648	1,253,754
LifePoint Hospitals, Inc.*^	15,375	1,005,064
		2,258,818

Industrials — 11.0%
Avis Budget Group, Inc.*^	11,685	376,608
Colfax Corp.*^	23,935	633,320
Deere & Co.^	6,275	508,526
Dover Corp.	4,675	324,071
Hub Group, Inc., Class A*^	15,560	597,037
Kirby Corp.*^	9,830	613,294
Parker Hannifin Corp.^	5,796	626,258
United Continental Holdings, Inc.*	8,085	331,808
		4,010,922

Information Technology — 8.4%
Broadridge Financial Solutions, Inc.	3,515	229,178
CommScope Holding, Inc.*^	18,765	582,278
Juniper Networks, Inc.^	31,736	713,743
Keysight Technologies, Inc.*	7,600	221,084
Linear Technology Corp.^	12,900	600,237
Vantiv, Inc., Class A*	12,350	699,010
		3,045,530

Materials — 2.7%
Axalta Coating Systems Ltd.*^	25,810	684,739
Eastman Chemical Co.^	4,470	303,513
		988,252

Utilities — 3.2%
ITC Holdings Corp.	8,004	374,747
UGI Corp.^	17,494	791,604
		1,166,351

Total Common Stocks		$33,733,068

	Shares	Fair Value

Registered Investment Companies — 34.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	2,479,173	$2,479,173
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	10,020,993	10,020,993

Total Registered Investment Companies		$12,500,166

Total Investment Securities — 127.1%
(Cost $44,092,177)**		$46,233,234

Net Other Assets (Liabilities) — (27.1)%		(9,861,330)

Net Assets — 100.0%		$36,371,904

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $9,791,680.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

12	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 97.8%
Consumer Discretionary — 19.1%
BorgWarner, Inc.	1,811,025	$53,461,458
Charter Communications, Inc., Class A*^	178,470	40,805,381
Comcast Corp., Class A	1,158,555	75,526,199
Ford Motor Co.^	5,616,820	70,603,427
Goodyear Tire & Rubber Co., The^	1,480,385	37,986,679
Hanesbrands, Inc.^	1,898,339	47,705,259
TEGNA, Inc.^	1,904,920	44,136,996
TJX Cos., Inc., The^	1,281,660	98,982,602
Twenty-First Century Fox, Inc.	1,253,490	34,157,603
VF Corp.^	999,895	61,483,544
Walt Disney Co., The^	692,675	67,757,469
Whirlpool Corp.^	418,070	69,667,185
		702,273,802

Consumer Staples — 10.6%
Kimberly-Clark Corp.	733,875	100,893,135
Philip Morris International^	604,275	61,466,853
Procter & Gamble Co., The^	1,507,936	127,676,941
Sysco Corp.^	1,986,647	100,802,469
		390,839,398

Energy — 3.5%
Cimarex Energy Co.^	716,724	85,519,508
EOG Resources, Inc.^	533,351	44,492,140
		130,011,648

Financials — 25.7%
American International Group, Inc.^	1,127,871	59,653,097
Capital One Financial Corp.	1,545,445	98,151,212
Citigroup, Inc.^	2,769,965	117,418,817
Franklin Resources, Inc.^	1,322,565	44,133,994
JPMorgan Chase & Co.^	1,836,283	114,106,626
Loews Corp.^	1,251,155	51,409,959
Marsh & McLennan Cos., Inc.^	1,392,835	95,353,484
MetLife, Inc.^	1,725,935	68,743,991
Morgan Stanley	4,278,680	111,160,106
PNC Financial Services Group, Inc.^	525,970	42,808,698
Progressive Corp.^	2,241,065	75,075,678

	Shares	Fair Value

Financials — 25.7% continued
Wells Fargo & Co.	1,473,356	$69,733,939
		947,749,601

Health Care — 13.6%
Abbott Laboratories^	3,437,405	135,124,392
Aetna, Inc.^	396,019	48,365,800
Medtronic plc^	952,072	82,611,287
Pfizer, Inc.^	3,862,252	135,989,893
Stryker Corp.^	435,405	52,174,581
Thermo Fisher Scientific, Inc.^	305,294	45,110,241
		499,376,194

Industrials — 8.2%
Illinois Tool Works, Inc.^	669,004	69,683,457
Parker Hannifin Corp.^	624,709	67,499,807
United Parcel Service, Inc.^	441,853	47,596,405
United Technologies Corp.^	1,153,672	118,309,064
		303,088,733

Information Technology — 14.8%
Alphabet, Inc., Class A*	123,559	86,927,463
Apple Computer, Inc.	828,262	79,181,847
Cisco Systems, Inc.^	3,735,603	107,174,450
International Business Machines Corp.^	361,340	54,844,185
Juniper Networks, Inc.^	1,466,035	32,971,127
Linear Technology Corp.^	1,102,050	51,278,387
Microsoft Corp.	1,468,715	75,154,147
Vantiv, Inc., Class A*^	1,016,410	57,528,806
		545,060,412

Materials — 2.3%
Eastman Chemical Co.^	466,194	31,654,573
Praxair, Inc.^	477,612	53,678,812
		85,333,385

Total Common Stocks		$3,603,733,173

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	13

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Diamond Hill Select Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Registered Investment Companies — 12.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	57,302,851	$57,302,851
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	419,942,141	419,942,141

Total Registered Investment Companies		$477,244,992

Total Investment Securities — 110.7%
(Cost $3,488,297,282)**		$4,080,978,165

Net Other Assets (Liabilities) — (10.7)%		(393,332,748)

Net Assets — 100.0%		$3,687,645,417

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $403,527,235.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 95.8%
Consumer Discretionary — 18.1%
BorgWarner, Inc.	152,225	$4,493,682
Liberty Global plc, Class A*^	234,755	6,821,980
Newell Brands, Inc.	30,488	1,480,802
TJX Cos., Inc., The	36,292	2,802,831
Twenty-First Century Fox, Inc.	203,433	5,543,549
Whirlpool Corp.	25,732	4,287,981
		25,430,825

Consumer Staples — 1.7%
Post Holdings, Inc.*	29,616	2,448,947

Energy — 1.0%
Cimarex Energy Co.	11,788	1,406,544

Financials — 30.5%
BankUnited, Inc.	94,210	2,894,131
Berkshire Hathaway, Inc., Class B*	31,585	4,573,192
Brown & Brown, Inc.	13,996	524,430
Citigroup, Inc.	105,613	4,476,935
Franklin Resources, Inc.	153,553	5,124,064
Loews Corp.	113,688	4,671,440
MetLife, Inc.	144,672	5,762,286
Nationstar Mortgage Holdings, Inc.*^	682,660	7,686,752
Popular, Inc.	96,077	2,815,056
Willis Towers Watson plc	34,863	4,333,820
		42,862,106

Health Care — 11.6%
Abbott Laboratories	107,220	4,214,818
Allergan plc*	18,611	4,300,816
LifePoint Hospitals, Inc.*	68,706	4,491,311
Valeant Pharmaceuticals International, Inc.*^	164,443	3,311,882
		16,318,827

Industrials — 23.2%
Avis Budget Group, Inc.*^	217,875	7,022,111
Colfax Corp.*^	177,143	4,687,204
Deere & Co.^	63,005	5,105,925
Hub Group, Inc., Class A*	160,321	6,151,517
Parker Hannifin Corp.^	26,847	2,900,818
United Continental Holdings, Inc.*	93,125	3,821,850
United Technologies Corp.	27,554	2,825,663
		32,515,088

14	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Select Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Diamond Hill Long-Short Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 95.8% continued
Information Technology — 9.7%
Alphabet, Inc., Class A*	5,100	$3,588,003
Alphabet, Inc., Class C*	2,310	1,598,751
Apple Computer, Inc.	65,809	6,291,340
Linear Technology Corp.	45,315	2,108,507
		13,586,601

Total Common Stocks		$134,568,938

Registered Investment Companies — 11.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	959,749	959,749
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	15,478,929	15,478,929

Total Registered Investment Companies		$16,438,678

Total Investment Securities — 107.6%
(Cost $154,815,257)**		$151,007,616

Net Other Assets (Liabilities) — (7.6)%		(10,772,345)

Net Assets — 100.0%		$140,235,271

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $15,124,192.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 87.1%
Consumer Discretionary — 18.6%
BorgWarner, Inc.^	3,099,415	$91,494,731
Comcast Corp., Class A	1,169,695	76,252,417
Goodyear Tire & Rubber Co., The^	1,811,895	46,493,226
Hanesbrands, Inc.	1,072,995	26,964,364
Newell Brands, Inc.^	1,313,742	63,808,449
TEGNA, Inc.^	3,000,388	69,518,990
TJX Cos., Inc., The	994,790	76,827,632
Twenty-First Century Fox, Inc.	3,592,620	97,898,894
VF Corp.^	1,063,055	65,367,253
Walt Disney Co., The^	670,326	65,571,289
Whirlpool Corp.^	581,445	96,891,994
		777,089,239

Consumer Staples — 4.3%
Kimberly-Clark Corp.^	398,810	54,828,399
Procter & Gamble Co., The^	823,770	69,748,606
Sysco Corp.^	1,069,587	54,270,844
		178,847,849

Energy — 2.9%
Cimarex Energy Co.^	713,134	85,091,149
EOG Resources, Inc.^	432,712	36,096,835
		121,187,984

Financials — 28.6%
BankUnited, Inc.^	2,113,415	64,924,109
Berkshire Hathaway, Inc., Class B*^	414,175	59,968,398
Brown & Brown, Inc.^	238,070	8,920,483
Capital One Financial Corp.^	1,868,795	118,687,169
Citigroup, Inc.^	3,922,064	166,256,294
Franklin Resources, Inc.^	2,571,190	85,800,610
JPMorgan Chase & Co.^	1,092,985	67,918,088
Loews Corp.^	1,604,480	65,928,083
MetLife, Inc.^	2,867,659	114,218,859
Morgan Stanley	2,974,470	77,276,731
PNC Financial Services Group, Inc.	299,370	24,365,724
Popular, Inc.^	3,337,163	97,778,876
Prudential Financial, Inc.^	479,918	34,237,350
Wells Fargo & Co.	1,789,177	84,681,747
Willis Towers Watson plc^	1,009,285	125,464,219
		1,196,426,740

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	15

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 87.1% continued
Health Care — 8.7%
Abbott Laboratories^	4,001,550	$157,300,932
Boston Scientific Corp.*^	899,493	21,021,151
Medtronic plc^	556,107	48,253,404
Pfizer, Inc.^	3,927,990	138,304,528
		364,880,015

Industrials — 10.6%
Avis Budget Group, Inc.*^	1,146,765	36,960,236
Colfax Corp.*^	1,834,105	48,530,418
Deere & Co.^	761,710	61,728,978
Illinois Tool Works, Inc.	418,625	43,603,980
Parker Hannifin Corp.^	761,400	82,269,271
United Continental Holdings, Inc.*	1,531,450	62,850,708
United Technologies Corp.^	1,033,685	106,004,397
		441,947,988

Information Technology — 12.8%
Alphabet, Inc., Class A*	172,470	121,337,818
Apple Computer, Inc.	1,059,116	101,251,490
Cisco Systems, Inc.^	2,955,650	84,797,599
International Business Machines Corp.^	415,270	63,029,681
Juniper Networks, Inc.^	1,794,266	40,353,042
Microsoft Corp.^	1,283,664	65,685,087
Vantiv, Inc., Class A*	1,037,925	58,746,555
		535,201,272

Materials — 0.6%
Axalta Coating Systems Ltd.*	1,041,690	27,636,036

Total Common Stocks		$3,643,217,123

	Shares	Fair Value

Registered Investment Companies — 26.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	539,852,167	$539,852,167
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	548,681,030	548,681,030

Total Registered Investment Companies		$1,088,533,197

Total Investment Securities — 113.1%
Cost ($4,245,103,364)**		$4,731,750,318

Segregated Cash With Custodian — 30.4%		1,269,791,609

Securities Sold Short — (30.1)%
(Proceeds $1,115,523,564)		(1,258,946,572)

Net Other Assets (Liabilities) — (13.4)%		(559,713,075)

Net Assets — 100.0%		$4,182,882,282

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $536,558,016.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

See accompanying Notes to Financial Statements

16	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 30.1%
Consumer Discretionary — 6.8%
American Eagle Outfitters, Inc.	852,580	$13,581,599
Best Buy Co., Inc.	1,828,060	55,938,634
Big Lots, Inc.	247,110	12,382,682
lululemon athletica, Inc.*	495,210	36,576,211
McDonald’s Corp.	391,500	47,113,110
New York Times Co., The, Class A	237,934	2,879,001
Polaris Industries, Inc.	260,070	21,263,323
Tractor Supply Co.	302,453	27,577,665
Under Armour, Inc., Class A*	314,305	12,613,060
Wal-Mart Stores, Inc.	743,110	54,261,892
		284,187,177

Consumer Staples — 4.7%
Campbell Soup Co.	1,285,735	85,539,949
Coca-Cola Co., The	958,390	43,443,819
Colgate-Palmolive Co.	296,700	21,718,440
ConAgra Foods, Inc.	334,680	16,001,051
Kellogg Co.	373,415	30,489,335
		197,192,594

Energy — 0.5%
Southwestern Energy Co.*	1,676,325	21,088,169

Financials — 5.3%
Bank of Hawaii Corp.	274,090	18,857,392
Cincinnati Financial Corp.	1,284,730	96,213,429
First American Financial Corp.	727,035	29,241,348
Hanover Insurance Group, Inc.	327,990	27,754,514
Mercury General Corp.	203,968	10,842,939
Selective Insurance Group, Inc.	980,850	37,478,279
		220,387,901

Health Care — 3.4%
Abbvie, Inc.	278,210	17,223,981
Bristol-Myers Squibb Co.	751,100	55,243,405
DENTSPLY SIRONA, Inc.	339,735	21,077,159
IDEXX Laboratories, Inc.*	281,355	26,126,625
Illumina, Inc.*	60,215	8,452,982
Myriad Genetics, Inc.*	400,500	12,255,300
		140,379,452

	Shares	Fair Value

Industrials — 2.0%
Boeing Co., The	490,955	$63,760,326
Cintas Corp.	193,375	18,975,889
		82,736,215

Information Technology — 3.4%
Arista Networks, Inc.*	282,235	18,170,289
LogMeIn, Inc.*	426,792	27,071,417
Mobileye NV*	756,895	34,923,135
NETGEAR, Inc.*	398,105	18,925,912
Ubiquiti Networks, Inc.*	573,978	22,189,989
Western Union Co.	1,183,700	22,703,366
		143,984,108

Materials — 0.3%
Bemis Co., Inc.	256,495	13,206,928

Telecommunication Services — 0.8%
AT&T, Inc.	793,090	34,269,419

Utilities — 1.7%
Consolidated Edison, Inc.	858,670	69,071,415

Total Common Stocks		$1,206,503,378

Registered Investment Company — 1.2%
Industrials — 1.2%
Industrial Select Sector SPDR Fund 2.07%	937,155	52,443,194

Total Securities Sold Short — 30.1%
(Proceeds 1,115,523,564)		$1,258,946,572

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2016.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	17

Diamond Hill Research Opportunities Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 102.4%
Consumer Discretionary — 17.7%
Aaron’s, Inc.	24,350	$533,022
Charter Communications, Inc., Class A*	2,137	488,604
Dollar General Corp.^	4,030	378,820
Hanesbrands, Inc.	10,200	256,326
Liberty Global plc, Class A*^	65,605	1,906,481
Liberty Lilac Group*	856	27,615
Newell Brands, Inc.^	19,300	937,401
Red Rock Resorts, Inc., Class A*	30,906	679,314
TJX Cos., Inc., The	5,276	407,465
Twenty-First Century Fox, Inc.	26,680	727,030
Vail Resorts, Inc.	11,800	1,631,114
VF Corp.^	12,000	737,881
		8,711,073

Consumer Staples — 4.0%
B&G Foods, Inc.^	10,165	489,953
Post Holdings, Inc.*^	8,928	738,256
Tesco plc ADR*	108,240	759,845
		1,988,054

Energy — 0.6%
Cimarex Energy Co.^	2,655	316,795

Financials — 19.2%
Capital One Financial Corp.^	14,050	892,315
Discover Financial Services	16,540	886,379
Fortress Investment Group LLC, Class A	131,931	583,135
Franklin Resources, Inc.^	25,701	857,642
iStar Financial, Inc. REIT*	69,685	668,279
Julius Baer Group, Ltd. (SW)	15,210	612,365
MetLife, Inc.	22,149	882,195
Nationstar Mortgage Holdings, Inc.*^	134,100	1,509,966
Popular, Inc.^	28,585	837,541
State Street Corp.^	14,325	772,404
SVB Financial Group*	2,800	266,448
Willis Towers Watson plc^	5,550	689,921
		9,458,590

Health Care — 16.5%
Alere, Inc.*	7,986	332,856
Allergan plc*^	1,425	329,303
BioScrip, Inc.*^	690,239	1,760,110
Concordia International Corp.^	9,200	198,168

	Shares	Fair Value

Health Care — 16.5% continued
Express Scripts Holding Co.*^	2,125	$161,075
GlaxoSmithKline plc ADR	60,098	2,604,647
H. Lundbeck A/S (DK)*	9,096	341,038
LifePoint Hospitals, Inc.*^	7,620	498,119
McKesson Corp.	1,140	212,781
Stryker Corp.^	2,950	353,499
Thermo Fisher Scientific, Inc.	1,355	200,214
Universal American Financial Corp.	26,518	201,006
Valeant Pharmaceuticals International, Inc.*^	43,325	872,566
		8,065,382

Industrials — 16.7%
Aircastle Ltd.^	30,000	586,799
Avis Budget Group, Inc.*^	31,050	1,000,742
Colfax Corp.*^	19,940	527,613
Emerson Electric Co.	4,640	242,022
Hub Group, Inc., Class A*	74,755	2,868,350
Kirby Corp.*	23,280	1,452,439
SPX FLOW, Inc.*	11,360	296,155
United Continental Holdings, Inc.*	29,000	1,190,160
		8,164,280

Information Technology — 23.6%
Alphabet, Inc., Class A*	1,526	1,073,587
Anixter International, Inc.*	18,660	994,205
Apple Computer, Inc.	4,055	387,658
Cisco Systems, Inc.^	54,856	1,573,818
CommScope Holding, Inc.*	46,661	1,447,891
International Business Machines Corp.^	8,992	1,364,806
Juniper Networks, Inc.	65,999	1,484,318
Keysight Technologies, Inc.*^	35,205	1,024,113
Microsoft Corp.^	43,390	2,220,266
		11,570,662

Materials — 1.5%
Axalta Coating Systems Ltd.*^	15,410	408,827
Fuchs Petrolub SE (GE)	9,295	334,351
		743,178

Telecommunication Services — 2.6%
Cincinnati Bell, Inc.*	283,134	1,293,922

Total Common Stocks		$50,311,936

18	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Fair Value

Corporate Bonds — 2.0%
Consumer Discretionary — 1.3%
Laureate Education, Inc., 10.00%, 09/01/19††	750,000	$656,250

Energy — 0.7%
Energen Corp., 7.13%, 02/15/28	400,000	340,000

Total Corporate Bonds		996,250

Registered Investment Company — 22.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	11,114,437	$11,114,437

Total Investment Securities — 127.0%
Cost ($62,141,842)**		$62,422,623

Segregated Cash With Custodian — 24.5%		11,993,082

Securities Sold Short — (30.2)%
(Proceeds $13,606,071)		(14,828,249)

Net Other Assets (Liabilities) — (21.3)%		(10,458,075)

Net Assets — 100.0%		$49,129,381

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $10,820,019.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Laureate Education, Inc.	April-15	$670,180	$656,250	1.3%

S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt

DK – Danish Security

GE – German Security

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SW – Swiss Security

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	19

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 30.2%
Consumer Discretionary — 6.7%
American Eagle Outfitters, Inc.	29,910	$476,465
Best Buy Co., Inc.	33,185	1,015,461
Big Lots, Inc.	3,330	166,866
lululemon athletica, Inc.*	7,300	539,178
Polaris Industries, Inc.	7,120	582,131
Under Armour, Inc., Class A*	5,850	234,761
Wal-Mart Stores, Inc.	4,040	295,001
		3,309,863

Consumer Staples — 1.5%
Campbell Soup Co.	11,375	756,778

Energy — 1.4%
Southwestern Energy Co.*	54,695	688,064

Financials — 4.1%
Bank of Hawaii Corp.	4,635	318,888
Cincinnati Financial Corp.	9,016	675,208
First American Financial Corp.	3,880	156,054
Hanover Insurance Group, Inc.	2,764	233,890
Selective Insurance Group, Inc.	5,153	196,896
Westamerica BanCorp.	8,973	442,010
		2,022,946

Health Care — 4.3%
Abbvie, Inc.	4,133	255,874
Bristol-Myers Squibb Co.	2,700	198,585
Celgene Corp.*	1,698	167,474
DENTSPLY SIRONA, Inc.	9,924	615,685
IDEXX Laboratories, Inc.*	3,770	350,082
Illumina, Inc.*	1,130	158,629
Merck & Co., Inc.	3,290	189,537
Myriad Genetics, Inc.*	5,267	161,170
		2,097,036

Industrials — 1.8%
Boeing Co., The	3,400	441,558
Cintas Corp.	4,350	426,866
		868,424

Information Technology — 8.6%
Arista Networks, Inc.*	4,359	280,632
LogMeIn, Inc.*	15,948	1,011,582
Mobileye NV*	17,971	829,182
NETGEAR, Inc.*	16,515	785,123

	Shares	Fair Value

Information Technology — 8.6% continued
Ubiquiti Networks, Inc.*	15,690	$606,575
Western Union Co.	37,764	724,314
		4,237,408

Materials — 0.7%
Bemis Co., Inc.	6,325	325,674

Utilities — 1.1%
Consolidated Edison, Inc.	6,490	522,056

Total Securities Sold Short — 30.2%
(Proceeds 13,606,071)		$14,828,249

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2016.

See accompanying Notes to Financial Statements

20	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 98.1%
Banks, Thrifts & Mortgage Finance — 39.5%
Berkshire Hathaway, Inc., Class B*^	3,685	$533,551
BOK Financial Corp.^	9,370	587,499
Bridge Bancorp, Inc.	17,480	496,432
Citigroup, Inc.^	44,395	1,881,905
Comerica, Inc.	8,355	343,641
First Horizon National Corp.^	24,155	332,856
First of Long Island Corp., The	14,002	401,437
First Republic Bank^	6,710	469,633
Nationstar Mortgage Holdings, Inc.*^	118,980	1,339,715
PNC Financial Services Group, Inc.^	1,034	84,157
Popular, Inc.^	59,840	1,753,312
State Bank Financial Corp.	26,475	538,766
Sterling Bancorp	18,148	284,924
SunTrust Banks, Inc.^	1,517	62,318
SVB Financial Group*^	8,175	777,933
Wells Fargo & Co.	18,495	875,368
		10,763,447

Capital Markets — 8.5%
Fortress Investment Group LLC, Class A	280,670	1,240,561
Franklin Resources, Inc.^	32,065	1,070,009
		2,310,570

Consumer Financial Services — 9.3%
American Express Co.	6,335	384,915
Capital One Financial Corp.^	19,785	1,256,545
Discover Financial Services	16,405	879,144
		2,520,604

Diversified Financial Services — 10.0%
BankUnited, Inc.	25,050	769,536
JPMorgan Chase & Co.^	10,530	654,334
Morgan Stanley^	33,990	883,060
State Street Corp.^	7,900	425,968
		2,732,898

Insurance — 20.4%
American Equity Investment Life Holding Co.	13,115	186,889
American International Group, Inc.^	1,180	62,410
Brown & Brown, Inc.^	6,965	260,979
Enstar Group Ltd.*	2,500	404,975
Loews Corp.^	31,680	1,301,731
MetLife, Inc.	33,685	1,341,674
ProAssurance Corp.	5,050	270,428
Progressive Corp.	2,250	75,375

	Shares	Fair Value

Insurance — 20.4% continued
Prudential Financial, Inc.	4,245	$302,838
Willis Towers Watson plc^	10,858	1,349,758
		5,557,057

IT Services/Other — 0.8%
Vantiv, Inc., Class A*	4,085	231,211

REITs & Real Estate Management — 9.6%
Colony Capital, Inc., Class A^	68,330	1,048,866
iStar Financial, Inc. REIT*	131,733	1,263,319
Jones Lang LaSalle, Inc.	3,200	311,840
		2,624,025

Total Common Stocks		$26,739,812

Registered Investment Companies — 33.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	1,710,433	1,710,433
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	7,349,108	7,349,108

Total Registered Investment Companies		$9,059,541

Total Investment Securities — 131.4%
(Cost $37,411,170)**		$35,799,353

Segregated Cash With Custodian — 16.9%		4,606,883

Securities Sold Short — (17.2)%
(Proceeds $3,881,016)		(4,685,398)

Net Other Assets (Liabilities) — (31.1)%		(8,471,974)

Net Assets — 100.0%		$27,248,864

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $7,184,571.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.
**	Represents cost for financial reporting purposes.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	21

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

June 30, 2016 (Unaudited)

Diamond Hill Corporate Credit Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 17.2%
Banks, Thrifts & Mortgage Finance — 3.6%
Bank of Hawaii Corp.	3,725	$256,280
Washington Federal, Inc.	5,270	127,850
Westamerica BanCorp.	12,100	596,046
		980,176

Insurance — 10.2%
Cincinnati Financial Corp.	12,850	962,337
First American Financial Corp.	10,610	426,734
Hanover Insurance Group, Inc.	6,950	588,109
Mercury General Corp.	4,710	250,384
Selective Insurance Group, Inc.	14,420	550,988
		2,778,552

IT Services/Other — 1.3%
Western Union Co.	18,245	349,939

REITs & Real Estate Management — 2.1%
Government Properties Income Trust	25,010	576,731

Total Securities Sold Short — 17.2%
(Proceeds $3,881,016)		$4,685,398

Percentages disclosed are based on total net assets of the Fund at June 30, 2016.

See accompanying Notes to Financial Statements

	Shares/ Par Value	Fair Value

Collateralized Debt Obligations — 0.3%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$122,966
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	238,234
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	280,309
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	449,959

Total Collateralized Debt Obligations		$1,091,468

Corporate Bonds — 85.0%
Automotive — 0.7%
Optimas OE Solution Holding, 8.63%, 6/1/21††	$4,375,000	3,062,500

Banking — 5.2%
Popular, Inc., 7.00%, 7/1/19	18,986,000	18,606,280
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,965,813
Synovus Financial Corp., 5.13%, 6/15/17	1,006,000	1,023,303
		21,595,396

Basic Industry — 7.3%
Axalta Coating Systems Dutch Holding, 7.38%, 5/1/21††	2,330,000	2,455,238
Cemex Finance LLC, 9.38%, 10/12/22^††	2,500,000	2,750,000
Century Communities, Inc., 6.88%, 5/15/22	5,995,000	5,755,199
GCP Applied Technologies, Inc., 9.50%, 2/1/23††	3,300,000	3,687,750
NCI Building Systems, Inc., 8.25%, 1/15/23††	2,597,000	2,791,230

22	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 85.0% continued
Basic Industry — 7.3% continued
Platform Specialty Products Corp., 6.50%, 2/1/22^††	$4,950,000	$4,356,000
Platform Specialty Products Corp., 10.38%, 5/1/21††	335,000	337,513
Summit Materials LLC, 8.50%, 4/15/22††	7,725,000	8,178,843
		30,311,773

Energy — 6.0%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	3,085,000	3,123,563
Cimarex Energy Co., 5.88%, 5/1/22	1,302,000	1,363,902
Diamondback Energy, Inc., 7.63%, 10/1/21^	5,876,000	6,206,525
Energen Corp., 4.63%, 9/1/21	780,000	733,200
Energen Corp., 7.13%, 2/15/28	950,000	807,500
McDermott International, Inc., 8.00%, 5/1/21††	4,594,000	3,950,840
Oceaneering International, Inc., 4.65%, 11/15/24	9,097,000	8,799,701
		24,985,231

Financial Services — 7.8%
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	15,225,000	13,017,375
Nationstar Mortgage/Capital Corp., 9.63%, 5/1/19^	6,809,000	7,047,315
Quicken Loans, Inc., 5.75%, 5/1/25††	6,846,000	6,606,390
Springleaf Finance Corp., 8.25%, 12/15/20	5,825,000	5,839,563
		32,510,643

Health Care — 9.6%
BioScrip, Inc., 8.88%, 2/15/21	6,200,000	5,735,000
Centene Escrow Corp., 6.13%, 2/15/24††	2,725,000	2,897,016

	Shares/ Par Value	Fair Value

Health Care — 9.6% continued
Concordia Healthcare Corp., 9.50%, 10/21/22^††	$2,800,000	$2,611,000
Endo Finance LLC, 6.00%, 7/15/23^††	1,750,000	1,540,000
Greatbatch Ltd., 9.13%, 11/1/23††	4,840,000	4,821,850
Horizon Pharma plc, 6.63%, 5/1/23^	6,075,000	5,649,750
Kindred Healthcare, Inc., 8.75%, 1/15/23	7,800,000	7,697,663
Kindred Healthcare, Inc., 6.38%, 4/15/22	625,000	557,813
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20††	10,415,000	8,956,899
		40,466,991

Insurance — 3.3%
Compass Investors, Inc., 7.75%, 1/15/21††	5,025,000	4,974,750
Radian Group, Inc., 5.25%, 6/15/20	8,545,000	8,609,088
		13,583,838

Leisure — 8.0%
Boyd Gaming Corp., 9.00%, 7/1/20	247,000	259,504
CCA Club Operations Holdings LLC, 8.25%, 12/15/23††	3,155,000	3,139,225
CCM Merger, Inc., 9.13%, 5/1/19††	6,055,000	6,342,613
Isle of Capri Casinos, Inc., 8.88%, 6/15/20	1,845,000	1,923,413
Live Nation Entertainment, 7.00%, 9/1/20††	6,329,000	6,590,071
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	13,450,000	13,786,249
Station Casinos LLC, 7.50%, 3/1/21	1,715,000	1,815,756
		33,856,831

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	23

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 85.0% continued
Media — 6.1%
Activision Blizzard, Inc., 5.63%, 9/15/21††	$2,250,000	$2,356,875
Altice SA, 7.75%, 5/15/22^††	5,300,000	5,353,000
Cimpress NV, 7.00%, 4/1/22††	9,225,000	9,132,750
Liberty Interactive LLC, 8.25%, 2/1/30	4,305,000	4,466,438
Radio One, Inc., 7.38%, 10/15/22††	2,745,000	2,621,475
Radio One, Inc., 9.25%, 2/15/20††	1,528,000	1,352,280
		25,282,818

Real Estate — 2.7%
iStar Financial, Inc., 5.00%, 7/1/19	4,230,000	3,944,475
iStar Financial, Inc., 4.88%, 7/1/18	4,725,000	4,559,625
iStar, Inc., 6.50%, 7/1/21	2,750,000	2,598,750
		11,102,850

Retail — 3.0%
Rent-A-Center, Inc., 4.75%, 5/1/21	10,659,000	8,900,265
The Fresh Market, Inc., 9.75%, 5/1/23^††	3,810,000	3,579,019
		12,479,284

Services — 4.6%
Ashtead Capital, Inc., 6.50%, 7/15/22††	1,970,000	2,050,021
BlueLine Rental LLC, 7.00%, 2/1/19††	2,865,000	2,463,900
Casella Waste Systems, Inc., 7.75%, 2/15/19	9,883,000	10,086,837
Laureate Education, Inc., 10.00%, 9/1/19^††	5,125,000	4,484,375
		19,085,133

Technology & Electronics — 4.9%
Bankrate, Inc., 6.13%, 8/15/18††	9,998,000	10,053,789
Diebold, Inc., 8.50%, 4/15/24††	5,980,000	5,935,150

	Shares/ Par Value	Fair Value

Technology & Electronics — 4.9% continued
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18	$4,485,000	$4,307,394
		20,296,333

Telecommunications — 7.8%
Cincinnati Bell, Inc., 8.38%, 10/15/20	10,515,000	10,966,199
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	15,175,000	14,871,500
Frontier Communications Corp., 11.00%, 9/15/25	6,275,000	6,518,156
		32,355,855

Transportation — 7.0%
Air Canada 2013-1 Pass-Through Trust Class B, 5.38%, 11/15/22††	2,625,794	2,638,923
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	7,062,702	7,274,583
Norwegian Air Shuttle ASA 2016-1 Pass-Through Trust Class A Series 2016-1, 7.50%, 5/10/25††	1,800,000	1,755,144
U.S. Airways, 8.00%, 10/1/19	2,383,669	2,638,769
U.S. Airways 2012-1 Pass-Through Trust, Class B, Series 2012-2B, 6.75%, 6/3/21	4,174,595	4,466,817
U.S. Airways 2013-1 Pass-Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	1,536,786	1,577,127

24	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 85.0% continued
Transportation — 7.0% continued
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	$4,360,124	$4,621,731
XPO Logistics, Inc., 6.50%, 6/15/22^††	4,219,000	4,023,871
		28,996,965

Utilities — 1.0%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,095,992

Total Corporate Bonds		$354,068,433

Registered Investment Companies — 20.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	48,266,449	48,266,449
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	36,206,143	36,206,143

Total Registered Investment Companies		$84,472,592

Total Investment Securities — 105.6%
(Cost $443,478,110)**		$439,632,493

Net Other Assets (Liabilities) — (5.6)%		(23,394,243)

Net Assets — 100.0%		$416,238,250

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-14	$2,360,100	$2,356,875	0.6%
Air Canada 2013-1 Pass-Through Trust, Class B	April-16	2,615,947	2,638,923	0.7%
Altice SA	May-15	5,232,750	5,353,000	1.3%
American Airlines, Inc., Series 2013-1, Class B	October-14	7,220,970	7,274,583	1.7%
Ashtead Capital, Inc.	January-16	2,033,040	2,050,021	0.5%
Axalta Coating Systems Dutch Holding	September-15	2,431,655	2,455,238	0.6%
Bankrate, Inc.	September-14	9,871,235	10,053,789	2.5%
BlueLine Rental LLC	July-14	2,908,600	2,463,900	0.6%
CCA Club Operations Holdings LLC	January-16	3,084,978	3,139,225	0.8%
CCM Merger, Inc.	September-15	6,329,111	6,342,613	1.5%
Cemex Finance LLC	September-15	2,611,500	2,750,000	0.7%
Centene Escrow Corp.	January-16	2,775,000	2,897,016	0.7%
Cimpress NV	November-15	9,116,922	9,132,750	2.2%
Cogent Communications Finance, Inc.	April-14	14,815,548	14,871,500	3.6%
Compass Investors, Inc.	August-15	4,834,639	4,974,750	1.2%
Concordia Healthcare Corp.	October-15	2,721,923	2,611,000	0.6%
Diebold, Inc.	April-16	6,027,940	5,935,150	1.4%
Endo Finance LLC	June-15	1,750,000	1,540,000	0.4%
GCP Applied Technologies, Inc.	January-16	3,385,500	3,687,750	0.9%
Greatbatch Ltd.	October-15	4,840,350	4,821,850	1.2%
Laureate Education, Inc.	August-14	4,884,363	4,484,375	1.1%
Live Nation Entertainment	February-14	6,887,927	6,590,071	1.5%
McDermott International, Inc.	July-14	4,448,164	3,950,840	0.9%
NCI Building Systems, Inc.	January-15	2,657,087	2,791,230	0.7%
Norwegian Air Shuttle ASA 2016-1 Pass-Through Trust, Series 2016-1, Class A	May-16	1,761,894	1,755,144	0.4%
Optimas OE Solution Holding	April-15	4,417,375	3,062,500	0.7%
Platform Specialty Products Corp.	February-15	5,157,709	4,693,513	1.1%
Quicken Loans, Inc.	September-16	6,391,448	6,606,390	1.6%
Radio One, Inc.	July-14	4,294,494	3,973,755	0.9%
Rivers Pittsburgh Borrower LP/Finance	November-14	14,054,996	13,786,249	3.2%
Source Gas LLC	March-10	3,840,000	4,095,992	1.0%
Summit Materials LLC	February-16	7,882,187	8,178,843	1.9%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	25

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Diamond Hill High Yield Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
The Fresh Market, Inc.	April-16	$3,757,392	$3,579,019	0.9%
Valeant Pharmaceuticals International, Inc.	April-14	9,481,339	8,956,899	2.1%
XPO Logistics, Inc.	June-15	4,054,378	4,023,871	1.0%

		$180,938,461	$177,878,624	42.7%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$122,966	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	238,234	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	280,309	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	449,959	0.1%

		$2,503,046	$1,091,468	0.3%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $34,846,249.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.

See accompanying Notes to Financial Statements

	Shares/ Par Value	Fair Value

Corporate Bonds — 95.6%
Automotive — 0.6%
Optimas OE Solution Holding, 8.63%, 6/1/21††	$225,000	$157,500

Banking — 5.3%
Popular, Inc., 7.00%, 7/1/19^	1,310,000	1,283,800

Basic Industry — 10.1%
Allegheny Technologies, Inc., 7.88%, 8/15/23	500,000	417,500
Century Communities, Inc., 6.88%, 5/15/22	600,000	576,000
GCP Applied Technologies, Inc., 9.50%, 2/1/23^††	150,000	167,625
NCI Building Systems, Inc., 8.25%, 1/15/23††	205,000	220,332
Platform Specialty Products Corp., 10.38%, 5/1/21††	500,000	503,750
Summit Materials LLC, 8.50%, 4/15/22††	550,000	582,312
		2,467,519

Energy — 5.1%
Diamondback Energy, Inc., 7.63%, 10/1/21^	200,000	211,250
Energen Corp., 4.63%, 9/1/21	142,000	133,480
Energen Corp., 7.13%, 2/15/28	350,000	297,500
McDermott International, Inc., 8.00%, 5/1/21††	210,000	180,600
Oceaneering International, Inc., 4.65%, 11/15/24	425,000	411,111
		1,233,941

Financial Services — 9.2%
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	1,475,000	1,261,125
Nationstar Mortgage/Capital Corp., 9.63%, 5/1/19^	144,000	149,040

26	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 95.6% continued
Financial Services — 9.2% continued
Quicken Loans, Inc., 5.75%, 5/1/25††	$300,000	$289,500
Springleaf Finance Corp., 8.25%, 12/15/20^	550,000	551,375
		2,251,040

Health Care — 12.5%
BioScrip, Inc., 8.88%, 2/15/21	500,000	462,500
Centene Escrow Corp., 6.13%, 2/15/24††	50,000	53,156
Concordia Healthcare Corp., 9.50%, 10/21/22^††	200,000	186,500
Endo Finance LLC, 6.00%, 7/15/23^††	100,000	88,000
Greatbatch Ltd., 9.13%, 11/1/23††	326,000	324,778
Horizon Pharma plc, 6.63%, 5/1/23^	525,000	488,250
Kindred Healthcare, Inc., 8.75%, 1/15/23	600,000	592,127
Kindred Healthcare, Inc., 6.38%, 4/15/22^	275,000	245,438
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22^††	100,000	85,770
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20^††	600,000	515,999
		3,042,518

Insurance — 2.2%
Compass Investors, Inc., 7.75%, 1/15/21††	375,000	371,250
Radian Group, Inc., 5.25%, 6/15/20	175,000	176,313
		547,563

Leisure — 8.0%
Boyd Gaming Corp., 9.00%, 7/1/20	250,000	262,656
CCA Club Operations Holdings LLC, 8.25%, 12/15/23††	200,000	199,000
CCM Merger, Inc., 9.13%, 5/1/19††	325,000	340,438
Isle of Capri Casinos, Inc., 8.88%, 6/15/20	125,000	130,313

	Shares/ Par Value	Fair Value

Leisure — 8.0% continued
Live Nation Entertainment, 7.00%, 9/1/20††	$75,000	$78,094
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	800,000	819,999
Station Casinos LLC, 7.50%, 3/1/21	100,000	105,875
		1,936,375

Media — 7.4%
Activision Blizzard, Inc., 5.63%, 9/15/21††	110,000	115,225
Altice SA, 7.75%, 5/15/22^††	300,000	303,000
Cimpress NV, 7.00%, 4/1/22††	425,000	420,750
Liberty Interactive LLC, 8.25%, 2/1/30^	450,000	466,875
Quad Graphics, Inc., 7.00%, 5/1/22	135,000	119,138
Radio One, Inc., 7.38%, 10/15/22††	250,000	238,750
Radio One, Inc., 9.25%, 2/15/20††	160,000	141,600
		1,805,338

Real Estate — 2.3%
iStar Financial, Inc., 5.00%, 7/1/19	400,000	373,000
iStar, Inc., 6.50%, 7/1/21	200,000	189,000
		562,000

Retail — 4.5%
Rent-A-Center, Inc., 4.75%, 5/1/21	700,000	584,500
The Fresh Market, Inc., 9.75%, 5/1/23^††	550,000	516,656
		1,101,156

Services — 3.8%
BlueLine Rental LLC, 7.00%, 2/1/19††	50,000	43,000
Casella Waste Systems, Inc., 7.75%, 2/15/19	337,000	343,951
Laureate Education, Inc., 10.00%, 9/1/19^††	625,000	546,875
		933,826

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	27

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 95.6% continued
Technology & Electronics — 7.0%
Bankrate, Inc., 6.13%, 8/15/18††	$825,000	$829,604
Diebold, Inc., 8.50%, 4/15/24^††	600,000	595,500
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18	300,000	288,120
		1,713,224

Telecommunications — 8.1%
CenturyLink, Inc., Series Y, 7.50%, 4/1/24^	300,000	303,000
Cincinnati Bell, Inc., 8.38%, 10/15/20	423,000	441,151
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	640,000	627,200
Frontier Communications Corp., 11.00%, 9/15/25	560,000	581,700
		1,953,051

Transportation — 9.5%
Air Canada 2013-1 Pass-Through Trust Class B, 5.38%, 11/15/22††	201,984	202,994
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	449,445	462,928
Continental Airlines 2012-1, Class B, Series 2012-1, 6.25%, 4/11/20	24,358	25,917
Continental Airlines 2012-2, Class B, Series 2012-2, 5.50%, 4/29/22	161,836	166,691
Norwegian Air Shuttle ASA 2016-1 Pass-Through Trust Class A Series 2016-1, 7.50%, 5/10/25††	200,000	195,016
U.S. Airways 2011-1 Pass-Through Trust, Class A, Series 2011-1, 7.13%, 4/22/25	28,997	34,361

	Shares/ Par Value	Fair Value

Transportation — 9.5% continued
U.S. Airways 2012-1 Pass-Through Trust, Class B, Series 2012-2B, 6.75%, 6/3/21	$179,698	$192,277
U.S. Airways 2013-1 Pass-Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	135,999	139,569
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	82,037	84,908
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	444,306	470,964
XPO Logistics, Inc., 6.50%, 6/15/22^††	350,000	333,813
		2,309,438

Total Corporate Bonds		$23,298,289

Registered Investment Companies — 26.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%S	732,610	732,610
State Street Navigator Securities Lending Prime Portfolio, 0.51%†S	5,694,157	5,694,157

Total Registered Investment Companies		$6,426,767

Total Investment Securities 122.0%
(Cost $29,677,859)**		$29,725,056

Net Other Assets (Liabilities) — (22.0)%		(5,359,778)

Net Assets — 100.0%		$24,365,278

**	Represents cost for financial reporting purposes.
††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	December-14	$115,200	$115,225	0.5%
Air Canada 2013-1 Pass-Through Trust, Class B	April-16	201,227	202,994	0.8%

28	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Altice SA	January-15	$300,500	$303,000	1.2%
American Airlines, Inc., Series 2013-1, Class B	December-14	460,493	462,928	1.9%
Bankrate, Inc.	June-15	820,597	829,604	3.4%
BlueLine Rental LLC	March-16	40,500	43,000	0.2%
CCA Club Operations Holdings LLC	January-16	191,813	199,000	0.8%
CCM Merger, Inc.	July-15	341,704	340,438	1.4%
Centene Escrow Corp.	January-16	50,000	53,156	0.2%
Cimpress NV	November-15	421,028	420,750	1.7%
Cogent Communications Finance, Inc.	December-14	619,722	627,200	2.7%
Compass Investors, Inc.	December-14	357,024	371,250	1.5%
Concordia Healthcare Corp.	October-15	193,578	186,500	0.8%
Diebold, Inc.	April-16	606,250	595,500	2.4%
Endo Finance LLC	June-15	100,000	88,000	0.4%
GCP Applied Technologies, Inc.	January-16	153,000	167,625	0.7%
Greatbatch Ltd.	October-15	324,624	324,778	1.3%
Laureate Education, Inc.	December-14	530,983	546,875	2.2%
Live Nation Entertainment	December-14	78,904	78,094	0.3%
McDermott International, Inc.	December-14	154,950	180,600	0.7%
NCI Building Systems, Inc.	January-15	208,863	220,332	0.9%
Norwegian Air Shuttle ASA 2016-1 Pass-Through Trust, Series 2016-1, Class A	May-16	195,766	195,016	0.8%
Optimas OE Solution Holding	April-15	226,625	157,500	0.6%
Platform Specialty Products Corp.	November-15	490,750	503,750	2.1%
Quicken Loans, Inc.	January-16	278,708	289,500	1.2%
Radio One, Inc.	February-15	393,735	380,350	1.6%
Rivers Pittsburgh Borrower LP/Finance	December-14	832,980	819,999	3.5%
Summit Materials LLC	February-16	561,813	582,312	2.4%
The Fresh Market, Inc.	April-16	542,160	516,656	2.1%
Valeant Pharmaceuticals International, Inc.	October-15	619,288	601,769	2.5%
XPO Logistics, Inc.	June-15	333,564	333,813	1.4%

		$10,746,349	$10,737,514	44.2%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2016 was $5,469,406.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2016.
S	Rate represents the daily yield on June 30, 2016.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	29

Diamond Hill Funds

Tabular Presentation of Schedules of Investments June 30, 2016

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Industrials	18.0%
Consumer Discretionary	9.4%
Health Care	8.5%
Information Technology	7.2%
Consumer Staples	5.8%
Utilities	3.1%
Energy	2.8%
Telecommunication Services	0.2%
Cash and Cash Equivalents	29.0%
Other
Net Other Assets (Liabilities)	-11.0%

100%

Russell 2000 Index Sector Allocation	% of Index
Financials	25.8%
Industrials	13.7%
Consumer Discretionary	13.6%
Health Care	13.8%
Information Technology	17.2%
Consumer Staples	3.1%
Utilities	4.3%
Energy	3.0%
Telecommunication Services	0.9%
Materials	4.6%

100%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.6%
Consumer Discretionary	14.9%
Consumer Staples	11.5%
Industrials	11.2%
Information Technology	9.2%
Health Care	8.3%
Energy	3.5%
Utilities	3.3%
Materials	1.8%
Cash and Cash Equivalents	17.1%
Other
Net Other Assets (Liabilities)	-8.4%

100%

Russell 2500 Index Sector Allocation	% of Index
Financials	25.8%
Consumer Discretionary	12.9%
Consumer Staples	3.5%
Industrials	16.0%
Information Technology	14.6%
Health Care	11.3%
Energy	4.4%
Utilities	4.9%
Materials	5.8%
Telecom	0.8%

100%

30	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued) June 30, 2016

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	28.2%
Consumer Discretionary	17.5%
Consumer Staples	12.0%
Industrials	11.0%
Information Technology	8.4%
Health Care	6.2%
Energy	3.5%
Utilities	3.2%
Materials	2.7%
Cash and Cash Equivalents	34.4%
Other
Net Other Assets (Liabilities)	-27.1%

100%

Russell Midcap Index Sector Allocation	% of Index
Financials	22.2%
Consumer Discretionary	15.4%
Consumer Staples	5.5%
Industrials	13.4%
Information Technology	13.9%
Health Care	9.7%
Energy	5.9%
Utilities	7.5%
Materials	5.5%
Telecom	1.0%

100%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	25.7%
Consumer Discretionary	19.1%
Information Technology	14.8%
Health Care	13.6%
Consumer Staples	10.6%
Industrials	8.2%
Energy	3.5%
Materials	2.3%
Cash and Cash Equivalents	12.9%
Other
Net Other Assets (Liabilities)	-10.7%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	16.7%
Consumer Discretionary	13.3%
Information Technology	19.3%
Health Care	14.2%
Consumer Staples	9.3%
Industrials	10.5%
Energy	7.0%
Materials	3.2%
Utilities	3.7%
Telecom	2.8%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	31

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued) June 30, 2016

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Financials	30.5%
Industrials	23.2%
Consumer Discretionary	18.1%
Health Care	11.6%
Information Technology	9.7%
Consumer Staples	1.7%
Energy	1.0%
Cash and Cash Equivalents	11.8%
Other
Net Other Assets (Liabilities)	-7.6%

100%

Russell 3000 Index Sector Allocation	% of Index
Financials	17.4%
Industrials	10.8%
Consumer Discretionary	13.3%
Health Care	14.1%
Information Technology	19.2%
Consumer Staples	8.8%
Energy	6.7%
Utilities	3.8%
Materials	3.3%
Telecom	2.6%

100%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	28.6%
Consumer Discretionary	18.6%
Information Technology	12.8%
Industrials	10.6%
Health Care	8.7%
Consumer Staples	4.3%
Energy	2.9%
Materials	0.6%
Cash and Cash Equivalents	26.0%

Short Portfolio Sector Allocation	% of Net Assets
Materials	-0.3%
Energy	-0.5%
Telecommunication Services	-0.8%
Utilities	-1.7%
Industrials	-3.2%
Information Technology	-3.4%
Health Care	-3.4%
Consumer Staples	-4.7%
Financials	-5.3%
Consumer Discretionary	-6.8%
Other
Segregated Cash With Brokers	30.4%
Net Other Assets (Liabilities)	-13.4%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	16.7%
Consumer Discretionary	13.3%
Information Technology	19.3%
Industrials	10.5%
Health Care	14.2%
Consumer Staples	9.3%
Energy	7.0%
Materials	3.2%
Utilities	3.7%
Telecom	2.8%

100%

32	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued) June 30, 2016

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Information Technology	23.6%
Financials	19.2%
Consumer Discretionary	19.0%
Industrials	16.7%
Health Care	16.5%
Consumer Staples	4.0%
Telecommunication Services	2.6%
Materials	1.5%
Energy	1.3%
Cash and Cash Equivalents	22.6%

Short Portfolio Sector Allocation	% of Net Assets
Materials	-0.7%
Utilities	-1.1%
Energy	-1.4%
Consumer Staples	-1.5%
Industrials	-1.8%
Financials	-4.1%
Health Care	-4.3%
Consumer Discretionary	-6.7%
Information Technology	-8.6%
Other
Segregated Cash With Brokers	24.5%
Net Other Assets (Liabilities)	-21.3%

100%

Russell 3000 Index Sector Allocation	% of Index
Information Technology	19.2%
Financials	17.4%
Consumer Discretionary	13.3%
Industrials	10.8%
Health Care	14.1%
Consumer Staples	8.8%
Telecommunication Services	2.6%
Materials	3.3%
Energy	6.7%
Utilities	3.8%

100%

Diamond Hill Financial Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Banks, Thrifts & Mortgage Finance	39.5%
Insurance	20.4%
Diversified Financial Services	10.0%
REITs & Real Estate Management	9.6%
Consumer Financial Services	9.3%
Capital Markets	8.5%
IT Services/Other	0.8%
Cash and Cash Equivalents	33.3%

Short Portfolio Sector Allocation	% of Net Assets
IT Services/Other	-1.3%
REITs & Real Estate Management	-2.1%
Banks, Thrifts & Mortgage Finance	-3.6%
Insurance	-10.2%
Other
Segregated Cash With Brokers	16.9%
Net Other Assets (Liabilities)	-31.1%

100%

Russell 3000 Index Sector Allocation	% of Index
Banks, Thrifts & Mortgage Finance	27.7%
Insurance	14.4%
Diversified Financial Services	13.7%
REITs & Real Estate Management	24.1%
Consumer Financial Services	3.3%
Capital Markets	6.0%
IT Services/Other	10.8%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	33

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued) June 30, 2016

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Health Care	9.6%
Leisure	8.0%
Telecommunications	7.8%
Financial Services	7.8%
Basic Industry	7.3%
Transportation	7.0%
Media	6.1%
Energy	6.0%
Banking	5.2%
Technology & Electronics	4.9%
Services	4.6%
Insurance	3.3%
Retail	3.0%
Real Estate	2.7%
Utilities	1.0%
Automotive	0.7%
Collateralized Mortgage Obligations	0.3%
Cash and Cash Equivalents	20.3%
Other
Net Other Assets (Liabilities)	-5.6%

100%

Diamond Hill High Yield
Sector Allocation	% of Net Assets
Health Care	12.5%
Basic Industry	10.1%
Financial Services	9.2%
Transportation	9.5%
Telecommunications	8.1%
Leisure	8.0%
Media	7.4%
Technology & Electronics	7.0%
Banking	5.3%
Energy	5.1%
Retail	4.5%
Services	3.8%
Real Estate	2.3%
Insurance	2.2%
Automotive	0.6%
Cash and Cash Equivalents	26.4%
Other
Net Other Assets (Liabilities)	-22.0%

100%

34	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

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DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	35

Diamond Hill Funds

Statements of Assets & Liabilities

June 30, 2016 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Total investment securities, at cost	$1,673,045,175	$1,863,920,168	$44,092,177
Investment securities, at fair value — including $176,308,780, $152,358,897, $9,791,680, $403,527,235, $15,124,192, $536,558,016, $10,820,019, $7,184,571, $34,846,249 and $5,469,406 of securities loaned	$1,925,483,686	$2,001,468,559	$46,233,234
Cash	—	100,442	1,534
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	1,740,642	2,960,419	56,531
Receivable for dividends and interest	3,295,192	2,519,656	51,970
Receivable for investments sold	2,488,309	—	108,938
Prepaid expenses and other assets	363	1,071	12
Total Assets	1,933,008,192	2,007,050,147	46,452,219

Liabilities
Securities sold short, at fair value (proceeds $—, $—, $—, $—, $—, $1,115,523,564, $13,606,071, $3,881,016, $— and $—)	—	—	—
Cash overdraft	—	—	—
Payable for securities purchased	15,088,337	3,036,692	32,244
Payable for expenses and fees on securities sold short	—	—	—
Payable for fund shares redeemed	1,787,497	1,521,885	1,917
Payable for return of collateral received	181,089,534	156,066,879	10,020,993
Payable to Investment Adviser	1,142,718	1,126,865	19,185
Payable to Administrator	284,049	248,628	4,823
Accrued distribution and service fees	145,802	85,546	1,153
Payable to accountant and custodian	2,513	—	—
Total Liabilities	199,540,450	162,086,495	10,080,315

Net Assets	$1,733,467,742	$1,844,963,652	$36,371,904

Components of Net Assets
Paid-in capital	$1,442,615,001	$1,691,851,974	$34,185,397
Accumulated net investment income (loss)	(266,411)	2,938,148	99,158
Accumulated net realized gains (losses) from investment transactions	38,680,641	12,625,139	(53,708)
Net unrealized appreciation (depreciation) on investments	252,438,511	137,548,391	2,141,057
Net Assets	$1,733,467,742	$1,844,963,652	$36,371,904

Net Assets
Class A Shares	$481,035,567	$253,857,224	$5,829,426
Class C Shares	$55,692,927	$40,520,107	$—
Class I Shares	$961,313,443	$798,317,388	$15,534,746
Class Y Shares	$235,425,805	$752,268,933	$15,007,732

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	15,213,516	13,204,355	516,677
Class C Shares	1,985,101	2,268,051	—
Class I Shares	29,978,556	41,098,565	1,371,748
Class Y Shares	7,336,349	38,664,375	1,322,761

Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$31.62	$19.23	$11.28
Class C Shares(A)	$28.06	$17.87	$—
Class I Shares	$32.07	$19.42	$11.32
Class Y Shares	$32.09	$19.46	$11.35

Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$33.28	$20.24	$11.87

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

36	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Large Cap Fund	Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Corporate Credit Fund	High Yield Fund

$3,488,297,282	$154,815,257	$4,245,103,364	$62,141,842	$37,411,170	$443,478,110	$29,677,859
$4,080,978,165	$151,007,616	$4,731,750,318	$62,422,623	$35,799,353	$439,632,493	$29,725,056
—	—	—	—	—	—	—
—	—	1,269,791,609	11,993,082	4,606,883	—	—
6,397,340	74,590	5,361,113	3,762	410	3,240,007	18,400
3,267,137	116,083	3,308,715	111,303	54,059	7,505,036	519,665
25,806,880	6,140,882	24,140,028	1,876,128	111,207	6,019,750	56,550
466	98	201	518	140	—	—
4,116,449,988	157,339,269	6,034,351,984	76,407,416	40,572,052	456,397,286	30,319,671

—	—	1,258,946,572	14,828,249	4,685,398	—	—
162	—	—	5,333	16	1,025	—
3,230,112	650,635	31,644,690	1,201,002	1,248,481	3,220,544	246,834
—	—	1,662,245	14,828	4,654	—	—
3,228,499	848,385	6,440,479	61,536	6,753	476,876	—
419,942,141	15,478,929	548,681,030	11,114,437	7,349,108	36,206,143	5,694,157
1,504,898	85,899	3,145,422	41,198	20,962	151,362	9,939
600,444	24,327	697,567	7,335	4,558	68,794	3,435
297,880	15,823	227,515	4,117	3,258	34,214	28
435	—	24,182	—	—	78	—
428,804,571	17,103,998	1,851,469,702	27,278,035	13,323,188	40,159,036	5,954,393

$3,687,645,417	$140,235,271	$4,182,882,282	$49,129,381	$27,248,864	$416,238,250	$24,365,278

$2,917,713,457	$154,830,645	$3,728,299,778	$51,854,769	$34,991,080	$430,560,211	$24,232,930
23,471,520	166,442	(2,718,158)	(306,472)	13,629	1,039,391	24,546
153,779,557	(10,954,175)	114,076,716	(1,477,500)	(5,339,646)	(11,515,735)	60,605
592,680,883	(3,807,641)	343,223,946	(941,416)	(2,416,199)	(3,845,617)	47,197
$3,687,645,417	$140,235,271	$4,182,882,282	$49,129,381	$27,248,864	$416,238,250	$24,365,278

$1,109,504,487	$21,046,643	$472,383,896	$4,316,640	$9,278,837	$58,176,327	$140,057
$87,067,625	$12,523,810	$150,797,029	$3,791,200	$1,525,566	$28,276,840	$—
$1,994,673,863	$89,890,675	$3,292,288,357	$27,092,228	$16,444,461	$314,143,679	$17,470,971
$496,399,442	$16,774,143	$267,413,000	$13,929,313	$—	$15,641,404	$6,754,250

50,676,319	1,828,099	20,496,376	222,294	547,067	5,351,785	13,325
4,177,402	1,138,797	7,190,002	202,622	97,305	2,607,609	—
90,503,812	7,779,668	140,222,771	1,386,011	969,643	28,990,295	1,662,279
22,503,299	1,448,867	11,352,444	712,350	—	1,443,797	642,698

$21.89	$11.51	$23.05	$19.42	$16.96	$10.87	$10.51
$20.84	$11.00	$20.97	$18.71	$15.68	$10.84	$—
$22.04	$11.55	$23.48	$19.55	$16.96	$10.84	$10.51
$22.06	$11.58	$23.56	$19.55	$—	$10.83	$10.51

5.00%	5.00%	5.00%	5.00%	5.00%	3.50%	3.50%
$23.04	$12.12	$24.26	$20.44	$17.85	$11.26	$10.89

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	37

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2016 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Investment Income
Dividends	$16,427,385	$10,326,018	$179,634	$37,213,632	$760,121
Securities lending income	709,287	998,956	15,701	225,117	83,407
Foreign taxes withheld	(61,996)	(26,598)	(412)	—	(3,178)
Total Investment Income	17,074,676	11,298,376	194,923	37,438,749	840,350

Expenses
Investment advisory fees	6,598,381	5,811,299	79,310	8,704,891	536,014
Administration fees	1,648,323	1,277,970	18,518	3,495,480	155,203
Distribution fees — Class A	587,747	274,198	5,192	1,343,054	39,336
Distribution and service fees — Class C(A)	276,718	179,893	295	421,524	69,153
Other fees	2,791	3,615	2,478	2,280	4,072
Total Expenses	9,113,960	7,546,975	105,793	13,967,229	803,778

Net Investment Income (Loss)	7,960,716	3,751,401	89,130	23,471,520	36,572

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	936,342	191,889	(9,168)	108,512,637	(4,469,104)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	34,060,326	91,874,864	1,297,850	(47,799,367)	(5,277,867)
Net Realized and Unrealized Gains (Losses) on Investments	34,996,668	92,066,753	1,288,682	60,713,270	(9,746,971)

Change in Net Assets from Operations	$42,957,384	$95,818,154	$1,377,812	$84,184,790	$(9,710,399)

(A)	The Mid Cap Fund Class C shares liquidated effective June 28, 2016.

See accompanying Notes to Financial Statements.

38	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2016 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Corporate Credit Fund	High Yield
Investment Income
Dividends	$35,664,767	$452,297	$327,196	$73,310	$3,600
Interest	—	129,550	—	12,858,706	726,739
Securities lending income	383,233	6,635	3,529	82,645	4,075
Foreign taxes withheld	(107,160)	(2,030)	(1,835)	—	—
Total Investment Income	35,940,840	586,452	328,890	13,014,661	734,414

Expenses
Investment advisory fees	19,093,692	244,214	126,545	829,901	46,536
Administration fees	4,250,363	43,654	27,589	376,380	14,535
Distribution fees — Class A	636,151	6,637	11,833	63,032	88
Distribution and service fees — Class C	798,479	20,301	8,043	125,725	—
Other fees	4,636	7,309	2,299	2,337	920
Expenses and fees on securities sold short	13,875,677	158,973	53,163	—	—
Total Expenses	38,658,998	481,088	229,472	1,397,375	62,079

Net Investment Income (Loss)	(2,718,158)	105,364	99,418	11,617,286	672,335

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	113,019,010	72,913	576,067	(670,688)	60,605
Net realized gains (losses) on closed short positions	5,697,371	43,078	(12,886)	—	—
Net realized gains (losses) on foreign currency transactions	—	(19)	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(171,382,648)	(1,415,202)	(2,957,274)	13,073,400	47,197
Net Realized and Unrealized Gains (Losses) on Investments	(52,666,267)	(1,299,230)	(2,394,093)	12,402,712	107,802

Change in Net Assets from Operations	$(55,384,425)	$(1,193,866)	$(2,294,675)	$24,019,998	$780,137

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	39

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
From Operations
Net investment income (loss)	$7,960,716	$630,932	$3,751,401	$3,465,069
Net realized gains (losses) on security sales	936,342	61,854,520	191,889	24,745,917
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	34,060,326	(124,772,396)	91,874,864	(28,553,481)
Change in Net Assets from Operations	42,957,384	(62,286,944)	95,818,154	(342,495)

Distributions to Shareholders
From net investment income:
Class A	—	(1,478,191)	—	(235,006)
Class I	—	(5,604,727)	—	(1,681,410)
Class Y	—	(1,670,446)	—	(2,566,167)
From net realized gains on investments
Class A	—	(6,430,005)	—	(1,545,869)
Class C	—	(854,771)	—	(339,284)
Class I	—	(10,939,941)	—	(4,932,534)
Class Y	—	(2,834,619)	—	(5,285,728)
Change in Net Assets from Distributions to Shareholders	—	(29,812,700)	—	(16,585,998)
Change in net assets from capital transactions	35,850,692	306,160,162	450,379,443	623,960,173

Total Change in Net Assets	78,808,076	214,060,518	546,197,597	607,031,680

Net Assets:
Beginning of period	1,654,659,666	1,440,599,148	1,298,766,055	691,734,375
End of period	$1,733,467,742	$1,654,659,666	$1,844,963,652	$1,298,766,055
Accumulated Net Investment Income (Loss)	$(266,411)	$(8,227,127)	$2,938,148	$(813,253)

See accompanying Notes to Financial Statements.

40	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
Capital Transactions:
Class A
Proceeds from shares sold	$56,141,124	$163,984,100	$104,422,715	$80,279,604
Reinvested distributions	—	7,080,943	—	1,710,659
Payments for shares redeemed	(78,384,625)	(224,067,186)	(25,555,631)	(24,404,965)
Change in Net Assets from Class A Share Transactions	(22,243,501)	(53,002,143)	78,867,084	57,585,298
Class C
Proceeds from shares sold	2,209,332	18,654,572	8,885,340	12,183,360
Reinvested distributions	—	806,755	—	301,197
Payments for shares redeemed	(5,419,378)	(9,715,442)	(3,177,515)	(4,377,301)
Change in Net Assets from Class C Share Transactions	(3,210,046)	9,745,885	5,707,825	8,107,256
Class I
Proceeds from shares sold	154,863,738	460,433,412	313,053,399	334,255,108
Reinvested distributions	—	14,553,562	—	6,158,097
Payments for shares redeemed	(101,428,517)	(204,740,459)	(61,107,870)	(90,731,981)
Change in Net Assets from Class I Share Transactions	53,435,221	270,246,515	251,945,529	249,681,224
Class Y
Proceeds from shares sold	19,482,302	132,713,949	172,166,207	362,017,776
Reinvested distributions	—	4,505,061	—	7,525,610
Payments for shares redeemed	(11,613,284)	(58,049,105)	(58,307,202)	(60,956,991)
Change in Net Assets from Class Y Share Transactions	7,869,018	79,169,905	113,859,005	308,586,395
Change in net assets from capital transactions:	$35,850,692	$306,160,162	$450,379,443	$623,960,173
Share Transactions:
Class A
Issued	1,858,969	5,004,907	6,068,181	4,225,045
Reinvested	—	229,358	—	93,708
Redeemed	(2,598,805)	(6,817,882)	(1,398,388)	(1,285,463)
Change in shares outstanding	(739,836)	(1,583,617)	4,669,793	3,033,290
Class C
Issued	82,033	635,982	522,566	690,711
Reinvested	—	29,465	—	17,728
Redeemed	(200,605)	(334,013)	(186,395)	(245,334)
Change in shares outstanding	(118,572)	331,434	336,171	463,105
Class I
Issued	5,089,397	13,937,293	17,018,584	17,539,516
Reinvested	—	463,830	—	333,524
Redeemed	(3,316,508)	(6,144,341)	(3,375,765)	(4,753,680)
Change in shares outstanding	1,772,889	8,256,782	13,642,819	13,119,360
Class Y
Issued	630,320	3,931,177	9,200,081	19,121,662
Reinvested	—	143,436	—	406,591
Redeemed	(376,819)	(1,762,405)	(3,168,790)	(3,167,008)
Change in shares outstanding	253,501	2,312,208	6,031,291	16,361,245
Change in shares	1,167,982	9,316,807	24,680,074	32,977,000

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	41

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
From Operations
Net investment income (loss)	$89,130	$115,633	$23,471,520	$34,358,640
Net realized gains (losses) on security sales	(9,168)	17,349	108,512,637	153,357,141
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,297,850	(53,554)	(47,799,367)	(219,309,609)
Change in Net Assets from Operations	1,377,812	79,428	84,184,790	(31,593,828)

Distributions to Shareholders
From net investment income:
Class A	—	(10,631)	—	(9,117,086)
Class C	—	(107)	—	(145,150)
Class I	—	(18,513)	—	(19,842,489)
Class Y	—	(78,987)	—	(5,258,725)
From net realized gains on investments
Class A	—	—	—	(42,511,645)
Class C	—	—	—	(3,355,736)
Class I	—	—	—	(67,211,166)
Class Y	—	—	—	(16,037,907)
Change in Net Assets from Distributions to Shareholders	—	(108,238)	—	(163,479,904)
Change in net assets from capital transactions	16,420,618	2,298,834	163,047,783	389,042,080

Total Change in Net Assets	17,798,430	2,270,024	247,232,573	193,968,348

Net Assets:
Beginning of period	18,573,474	16,303,450	3,440,412,844	3,246,444,496
End of period	$36,371,904	$18,573,474	$3,687,645,417	$3,440,412,844
Accumulated Net Investment Income (Loss)	$99,158	$10,028	$23,471,520	$—

See accompanying Notes to Financial Statements.

42	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
Capital Transactions:
Class A
Proceeds from shares sold	$2,790,396	$1,108,834	$80,900,060	$264,797,180
Reinvested distributions	—	10,630	—	50,751,629
Payments for shares redeemed	(294,806)	(132,759)	(114,749,978)	(311,900,741)
Change in Net Assets from Class A Share Transactions	2,495,590	986,705	(33,849,918)	3,648,068
Class C
Proceeds from shares sold	—	58,656	8,225,999	15,926,061
Reinvested distributions	—	92	—	3,293,098
Payments for shares redeemed	(80,186)	—	(7,303,559)	(13,413,048)
Change in Net Assets from Class C Share Transactions	(80,186)	58,748	922,440	5,806,111
Class I
Proceeds from shares sold	12,001,229	827,197	365,150,329	598,498,015
Reinvested distributions	—	18,242	—	75,414,430
Payments for shares redeemed	(167,711)	(241,799)	(222,945,893)	(375,299,825)
Change in Net Assets from Class I Share Transactions	11,833,518	603,640	142,204,436	298,612,620
Class Y
Proceeds from shares sold	2,572,193	650,076	105,640,757	138,505,316
Reinvested distributions	—	8,681	—	20,470,934
Payments for shares redeemed	(400,497)	(9,016)	(51,869,932)	(78,000,969)
Change in Net Assets from Class Y Share Transactions	2,171,696	649,741	53,770,825	80,975,281
Change in net assets from capital transactions:	$16,420,618	$2,298,834	$163,047,783	$389,042,080
Share Transactions:
Class A
Issued	259,033	100,678	3,832,301	11,692,415
Reinvested	—	985	—	2,338,656
Redeemed	(30,016)	(12,137)	(5,491,464)	(13,741,083)
Change in shares outstanding	229,017	89,526	(1,659,163)	289,988
Class C
Issued	—	5,281	410,737	735,551
Reinvested	—	9	—	159,679
Redeemed	(7,311)	—	(360,107)	(616,874)
Change in shares outstanding	(7,311)	5,290	50,630	278,356
Class I
Issued	1,076,819	74,986	17,265,606	26,269,684
Reinvested	—	1,687	—	3,450,704
Redeemed	(15,856)	(21,859)	(10,420,844)	(16,440,230)
Change in shares outstanding	1,060,963	54,814	6,844,762	13,280,158
Class Y
Issued	236,944	58,896	4,925,653	6,087,546
Reinvested	—	801	—	935,616
Redeemed	(37,329)	(815)	(2,391,565)	(3,418,942)
Change in shares outstanding	199,615	58,882	2,534,088	3,604,220
Change in shares	1,482,284	208,512	7,770,317	17,452,722

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	43

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
From Operations
Net investment income (loss)	$36,572	$129,870	$(2,718,158)	$(11,874,489)
Net realized gains (losses) on security sales	(4,469,104)	(1,306,472)	113,019,010	282,565,938
Net realized gains (losses) on closed short positions	—	—	5,697,371	(145,044,409)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,277,867)	(9,625,023)	(171,382,648)	(195,033,861)
Change in Net Assets from Operations	(9,710,399)	(10,801,625)	(55,384,425)	(69,386,821)

Distributions to Shareholders
From net realized gains on investments
Class A	—	(1,452,241)	—	(2,769,878)
Class C	—	(502,498)	—	(892,455)
Class I	—	(2,650,605)	—	(15,735,080)
Class Y	—	(346,711)	—	(1,388,802)
Change in Net Assets from Distributions to Shareholders	—	(4,952,055)	—	(20,786,215)
Change in net assets from capital transactions	(825,782)	104,552,163	(174,436,280)	530,760,922

Total Change in Net Assets	(10,536,181)	88,798,483	(229,820,705)	440,587,886

Net Assets:
Beginning of period	150,771,452	61,972,969	4,412,702,987	3,972,115,101
End of period	$140,235,271	$150,771,452	$4,182,882,282	$4,412,702,987
Accumulated Net Investment Income (Loss)	$166,442	$129,870	$(2,718,158)	$—

See accompanying Notes to Financial Statements.

44	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
Capital Transactions:
Class A
Proceeds from shares sold	$3,315,264	$46,758,363	$29,688,927	$206,033,175
Reinvested distributions	—	1,248,087	—	2,488,265
Payments for shares redeemed	(23,001,790)	(12,804,427)	(117,853,252)	(329,536,806)
Change in Net Assets from Class A Share Transactions	(19,686,526)	35,202,023	(88,164,325)	(121,015,366)
Class C
Proceeds from shares sold	823,447	8,977,380	3,180,515	30,172,350
Reinvested distributions	—	400,489	—	768,315
Payments for shares redeemed	(2,218,976)	(1,481,802)	(19,422,016)	(26,093,019)
Change in Net Assets from Class C Share Transactions	(1,395,529)	7,896,067	(16,241,501)	4,847,646
Class I
Proceeds from shares sold	39,623,893	120,581,528	542,528,725	1,485,217,775
Reinvested distributions	—	2,542,802	—	12,003,836
Payments for shares redeemed	(26,269,830)	(64,201,194)	(592,976,615)	(866,062,430)
Change in Net Assets from Class I Share Transactions	13,354,063	58,923,136	(50,447,890)	631,159,181
Class Y
Proceeds from shares sold	9,925,995	2,636,273	14,324,118	119,279,729
Reinvested distributions	—	346,711	—	836,382
Payments for shares redeemed	(3,023,785)	(452,047)	(33,906,682)	(104,346,650)
Change in Net Assets from Class Y Share Transactions	6,902,210	2,530,937	(19,582,564)	15,769,461
Change in net assets from capital transactions:	$(825,782)	$104,552,163	$(174,436,280)	$530,760,922
Share Transactions:
Class A
Issued	287,314	3,409,632	1,298,432	8,726,389
Reinvested	—	101,553	—	106,291
Redeemed	(1,990,034)	(980,738)	(5,167,475)	(13,940,659)
Change in shares outstanding	(1,702,720)	2,530,447	(3,869,043)	(5,107,979)
Class C
Issued	74,171	690,808	153,729	1,376,619
Reinvested	—	33,969	—	35,919
Redeemed	(202,934)	(116,456)	(924,028)	(1,199,867)
Change in shares outstanding	(128,763)	608,321	(770,299)	212,671
Class I
Issued	3,460,961	8,827,777	23,361,885	61,485,773
Reinvested	—	206,396	—	504,151
Redeemed	(2,253,268)	(4,932,725)	(25,478,455)	(36,001,773)
Change in shares outstanding	1,207,693	4,101,448	(2,116,570)	25,988,151
Class Y
Issued	840,041	195,011	619,171	4,939,472
Reinvested	—	28,097	—	35,024
Redeemed	(253,872)	(35,381)	(1,474,869)	(4,335,659)
Change in shares outstanding	586,169	187,727	(855,698)	638,837
Change in shares	(37,621)	7,427,943	(7,611,610)	21,731,680

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	45

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
From Operations
Net investment income (loss)	$105,364	$(68,791)	$99,418	$26,945
Net realized gains (losses) on security sales	72,913	5,018,282	576,067	3,341,781
Net realized gains (losses) on closed short positions	43,078	(1,252,359)	(12,886)	(82,958)
Net realized gains (losses) on foreign currency transactions	(19)	(2,578)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,415,202)	(9,014,463)	(2,957,274)	(4,875,135)
Change in Net Assets from Operations	(1,193,866)	(5,319,909)	(2,294,675)	(1,589,367)

Distributions to Shareholders
From net investment income:
Class A	—	—	—	(43,179)
Class I	—	(52,987)	—	(91,032)
Class Y	—	(77,016)	—	—
From net realized gains on investments
Class A	—	(662,379)	—	—
Class C	—	(360,854)	—	—
Class I	—	(2,063,440)	—	—
Class Y	—	(1,216,539)	—	—
Change in Net Assets from Distributions to Shareholders	—	(4,433,215)	—	(134,211)
Change in net assets from capital transactions	(4,881,849)	(12,428,112)	2,127,072	(446,293)

Total Change in Net Assets	(6,075,715)	(22,181,236)	(167,603)	(2,169,871)

Net Assets:
Beginning of period	55,205,096	77,386,332	27,416,467	29,586,338
End of period	$49,129,381	$55,205,096	$27,248,864	$27,416,467
Accumulated Net Investment Income (Loss)	$(306,472)	$(411,836)	$13,629	$(85,789)

See accompanying Notes to Financial Statements.

46	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015
Capital Transactions:
Class A
Proceeds from shares sold	$559,128	$7,998,672	$254,187	$2,028,899
Reinvested distributions	—	639,430	—	25,963
Payments for shares redeemed	(4,606,349)	(7,702,776)	(782,139)	(2,753,690)
Change in Net Assets from Class A Share Transactions	(4,047,221)	935,326	(527,952)	(698,828)
Class C
Proceeds from shares sold	224,874	6,880,044	10,293	162,132
Reinvested distributions	—	341,164	—	—
Payments for shares redeemed	(1,398,058)	(1,799,883)	(158,164)	(437,261)
Change in Net Assets from Class C Share Transactions	(1,173,184)	5,421,325	(147,871)	(275,129)
Class I
Proceeds from shares sold	8,039,701	16,175,668	4,618,476	10,129,768
Reinvested distributions	—	2,108,795	—	80,737
Payments for shares redeemed	(6,483,124)	(37,170,502)	(1,815,581)	(9,682,841)
Change in Net Assets from Class I Share Transactions	1,556,577	(18,886,039)	2,802,895	527,664
Class Y
Proceeds from shares sold	995,307	1,523,034	—	—
Reinvested distributions	—	399,089	—	—
Payments for shares redeemed	(2,213,328)	(1,820,847)	—	—
Change in Net Assets from Class Y Share Transactions	(1,218,021)	101,276	—	—
Change in net assets from capital transactions:	$(4,881,849)	$(12,428,112)	$2,127,072	$(446,293)
Share Transactions:
Class A
Issued	29,101	344,138	14,719	104,825
Reinvested	—	32,657	—	1,388
Redeemed	(245,172)	(359,951)	(45,453)	(142,522)
Change in shares outstanding	(216,071)	16,844	(30,734)	(36,309)
Class C
Issued	11,886	306,509	588	9,305
Reinvested	—	18,013	—	—
Redeemed	(76,725)	(87,434)	(10,067)	(24,834)
Change in shares outstanding	(64,839)	237,088	(9,479)	(15,529)
Class I
Issued	407,530	697,619	280,006	518,918
Reinvested	—	106,915	—	4,322
Redeemed	(343,672)	(1,690,625)	(106,953)	(508,801)
Change in shares outstanding	63,858	(886,091)	173,053	14,439
Class Y
Issued	52,034	65,960	—	—
Reinvested	—	20,180	—	—
Redeemed	(111,599)	(78,760)	—	—
Change in shares outstanding	(59,565)	7,380	—	—
Change in shares	(276,617)	(624,779)	132,840	(37,399)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	47

Diamond Hill Funds

Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the period December 31,2015 through June 30, 2016 (Unaudited)(A)
From Operations
Net investment income (loss)	$11,617,286	$13,875,096	$672,335
Net realized gains (losses) on security sales	(670,688)	629,391	60,605
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,073,400	(12,614,587)	47,197
Change in Net Assets from Operations	24,019,998	1,889,900	780,137

Distributions to Shareholders
From net investment income:
Class A	(1,520,425)	(1,772,505)	(2,614)
Class C	(671,109)	(1,033,624)	—
Class I	(8,765,261)	(9,849,445)	(384,313)
Class Y	(530,461)	(961,840)	(260,862)
Change in Net Assets from Distributions to Shareholders	(11,487,256)	(13,617,414)	(647,789)
Change in net assets from capital transactions	70,167,732	125,326,622	24,232,930

Total Change in Net Assets	82,700,474	113,599,108	24,365,278

Net Assets:
Beginning of period	333,537,776	219,938,668	—
End of period	$416,238,250	$333,537,776	$24,365,278
Accumulated Net Investment Income (Loss)	$1,039,391	$909,361	$24,546

(A)	Inception date of the Fund is December 31, 2015. The fund commenced public offering and investment operations on January 4, 2016.

See accompanying Notes to Financial Statements.

48	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2016 (Unaudited)	For the year ended December 31, 2015	For the period December 31,2015 through June 30, 2016 (Unaudited)(A)
Capital Transactions:
Class A
Proceeds from shares sold	$24,562,084	$25,002,825	$139,940
Reinvested distributions	1,283,552	1,449,226	2,614
Payments for shares redeemed	(13,692,434)	(11,790,094)	(81)
Change in Net Assets from Class A Share Transactions	12,153,202	14,661,957	142,473
Class C
Proceeds from shares sold	5,762,670	4,711,613	—
Reinvested distributions	455,389	617,137	—
Payments for shares redeemed	(2,405,040)	(4,870,148)	—
Change in Net Assets from Class C Share Transactions	3,813,019	458,602	—
Class I
Proceeds from shares sold	90,459,775	145,139,779	16,859,049
Reinvested distributions	8,019,570	8,919,431	379,679
Payments for shares redeemed	(41,284,897)	(46,810,896)	(349,673)
Change in Net Assets from Class I Share Transactions	57,194,448	107,248,314	16,889,055
Class Y
Proceeds from shares sold	2,096,194	3,740,291	13,440,548
Reinvested distributions	530,461	961,840	260,862
Payments for shares redeemed	(5,619,592)	(1,744,382)	(6,500,008)
Change in Net Assets from Class Y Share Transactions	(2,992,937)	2,957,749	7,201,402
Change in net assets from capital transactions:	$70,167,732	$125,326,622	$24,232,930
Share Transactions:
Class A
Issued	2,295,147	2,289,120	13,082
Reinvested	120,442	132,730	251
Redeemed	(1,274,881)	(1,069,893)	(8)
Change in shares outstanding	1,140,708	1,351,957	13,325
Class C
Issued	541,204	432,305	—
Reinvested	42,878	56,561	—
Redeemed	(226,311)	(444,919)	—
Change in shares outstanding	357,771	43,947	—
Class I
Issued	8,554,826	13,431,461	1,659,443
Reinvested	755,176	819,468	36,432
Redeemed	(3,892,279)	(4,308,315)	(33,596)
Change in shares outstanding	5,417,723	9,942,614	1,662,279
Class Y
Issued	203,159	340,930	1,258,116
Reinvested	50,140	88,211	25,681
Redeemed	(525,250)	(164,616)	(641,099)
Change in shares outstanding	(271,951)	264,525	642,698
Change in shares	6,644,251	11,603,043	2,318,302

(A)	Inception date of the Fund is December 31, 2015. The fund commenced public offering and investment operations on January 4, 2016.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	49

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$30.89	0.12	(C)	0.61	0.73
For the year ended December 31, 2015	$32.61	(0.05	)(C)	(1.17)	(1.22)
For the year ended December 31, 2014	$32.72	(0.11	)(C)	1.57	1.46
For the year ended December 31, 2013	$24.95	—	(C)(F)	9.86	9.86
For the year ended December 31, 2012	$23.04	0.07	(C)	2.88	2.95
For the year ended December 31, 2011	$25.80	(0.08)		(1.80)	(1.88)

Class C
For the six months ended June 30, 2016 (Unaudited)	$27.51	—	(C)(F)	0.55	0.55
For the year ended December 31, 2015	$29.23	(0.25	)(C)	(1.06)	(1.31)
For the year ended December 31, 2014	$29.70	(0.33	)(C)	1.43	1.10
For the year ended December 31, 2013	$22.94	(0.21	)(C)	9.03	8.82
For the year ended December 31, 2012	$21.34	(0.10	)(C)	2.65	2.55
For the year ended December 31, 2011	$24.14	(0.25)		(1.67)	(1.92)

Class I
For the six months ended June 30, 2016 (Unaudited)	$31.28	0.17	(C)	0.62	0.79
For the year ended December 31, 2015	$33.04	0.05	(C)	(1.20)	(1.15)
For the year ended December 31, 2014	$33.10	(0.02	)(C)	1.59	1.57
For the year ended December 31, 2013	$25.21	0.07	(C)	9.98	10.05
For the year ended December 31, 2012	$23.27	0.14	(C)	2.90	3.04
For the year ended December 31, 2011	$26.01	(0.01)		(1.82)	(1.83)

Class Y(G)
For the six months ended June 30, 2016 (Unaudited)	$31.29	0.18	(C)	0.62	0.80
For the year ended December 31, 2015	$33.05	0.12	(C)	(1.23)	(1.11)
For the year ended December 31, 2014	$33.09	0.03	(C)	1.60	1.63
For the year ended December 31, 2013	$25.20	0.12	(C)	9.97	10.09
For the year ended December 31, 2012	$23.27	0.20	(C)	2.88	3.08

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

50	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$31.62	2.36	%(D)	$481,036	1.29	%(E)	0.77	%(E)	6%
(0.09)	(0.41)	(0.50)	$30.89	(3.73)%		$492,810	1.29%		(0.15)%		17%
—	(1.57)	(1.57)	$32.61	4.60%		$571,941	1.30%		(0.34)%		16%
(0.03)	(2.06)	(2.09)	$32.72	39.70%		$571,167	1.31%		(0.01)%		43%
(0.09)	(0.95)	(1.04)	$24.95	12.88%		$390,371	1.31%		0.30%		13%
—	(0.88)	(0.88)	$23.04	(7.17)%		$431,313	1.33%		(0.32)%		28%

—	—	—	$28.06	2.00	%(D)	$55,693	2.04	%(E)	0.01	%(E)	6%
—	(0.41)	(0.41)	$27.51	(4.47)%		$57,875	2.04%		(0.87)%		17%
—	(1.57)	(1.57)	$29.23	3.86%		$51,794	2.05%		(1.07)%		16%
—	(2.06)	(2.06)	$29.70	38.64%		$46,476	2.06%		(0.76)%		43%
—	(0.95)	(0.95)	$22.94	12.04%		$29,917	2.06%		(0.45)%		13%
—	(0.88)	(0.88)	$21.34	(7.83)%		$31,664	2.08%		(1.07)%		28%

—	—	—	$32.07	2.53	%(D)	$961,313	1.00	%(E)	1.08	%(E)	6%
(0.20)	(0.41)	(0.61)	$31.28	(3.47)%		$882,350	1.02%		0.16%		17%
(0.06)	(1.57)	(1.63)	$33.04	4.86%		$659,199	1.05%		(0.06)%		16%
(0.10)	(2.06)	(2.16)	$33.10	40.08%		$550,844	1.06%		0.22%		43%
(0.15)	(0.95)	(1.10)	$25.21	13.17%		$298,473	1.06%		0.56%		13%
(0.03)	(0.88)	(0.91)	$23.27	(6.91)%		$314,149	1.04%		(0.03)%		28%

—	—	—	$32.09	2.56	%(D)	$235,426	0.90	%(E)	1.17	%(E)	6%
(0.24)	(0.41)	(0.65)	$31.29	(3.36)%		$221,624	0.90%		0.37%		17%
(0.10)	(1.57)	(1.67)	$33.05	5.06%		$157,665	0.90%		0.10%		16%
(0.14)	(2.06)	(2.20)	$33.09	40.25%		$101,026	0.91%		0.40%		43%
(0.20)	(0.95)	(1.15)	$25.20	13.34%		$63,439	0.91%		0.82%		13%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	51

Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$18.29	0.02	(C)	0.92	0.94
For the year ended December 31, 2015	$18.33	0.01	(C)	0.17	0.18
For the year ended December 31, 2014	$17.73	0.03	(C)	1.23	1.26
For the year ended December 31, 2013	$13.13	0.04	(C)	5.35	5.39
For the year ended December 31, 2012	$11.71	0.02	(C)	1.78	1.80
For the year ended December 31, 2011	$12.56	—	(F)	(0.53)	(0.53)

Class C
For the six months ended June 30, 2016 (Unaudited)	$17.06	(0.05	)(C)	0.86	0.81
For the year ended December 31, 2015	$17.21	(0.12	)(C)	0.16	0.04
For the year ended December 31, 2014	$16.80	(0.10	)(C)	1.15	1.05
For the year ended December 31, 2013	$12.54	(0.07	)(C)	5.09	5.02
For the year ended December 31, 2012	$11.28	(0.07	)(C)	1.71	1.64
For the year ended December 31, 2011	$12.21	(0.06)		(0.55)	(0.61)

Class I
For the six months ended June 30, 2016 (Unaudited)	$18.46	0.05	(C)	0.91	0.96
For the year ended December 31, 2015	$18.47	0.07	(C)	0.17	0.24
For the year ended December 31, 2014	$17.87	0.08	(C)	1.22	1.30
For the year ended December 31, 2013	$13.21	0.09	(C)	5.38	5.47
For the year ended December 31, 2012	$11.78	0.05	(C)	1.80	1.85
For the year ended December 31, 2011	$12.61	0.04		(0.54)	(0.50)

Class Y(H)
For the six months ended June 30, 2016 (Unaudited)	$18.48	0.05	(C)	0.93	0.98
For the year ended December 31, 2015	$18.49	0.09	(C)	0.17	0.26
For the year ended December 31, 2014	$17.87	0.11	(C)	1.23	1.34
For the year ended December 31, 2013	$13.20	0.12	(C)	5.38	5.50
For the year ended December 31, 2012	$11.78	0.09	(C)	1.77	1.86

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

52	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income		Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—		—	—	$19.23	5.14	%(D)	$253,857	1.23	%(E)	0.24	%(E)	9%
(0.03)		(0.19)	(0.22)	$18.29	0.98%		$156,122	1.24%		0.06%		21%
(0.02)		(0.64)	(0.66)	$18.33	7.17%		$100,820	1.25%		0.18%		27%
(0.03)		(0.76)	(0.79)	$17.73	41.25%		$61,563	1.26%		0.27%		35%
—	(F)	(0.38)	(0.38)	$13.13	15.43%		$19,607	1.26%		0.15%		26%
—		(0.32)	(0.32)	$11.71	(4.19)%		$17,461	1.28%		—	%(G)	48%

—		—	—	$17.87	4.75	%(D)	$40,520	1.98	%(E)	(0.55	)%(E)	9%
—		(0.19)	(0.19)	$17.06	0.24%		$32,963	1.99%		(0.69)%		21%
—		(0.64)	(0.64)	$17.21	6.33%		$25,276	2.00%		(0.59)%		27%
—		(0.76)	(0.76)	$16.80	40.21%		$19,184	2.01%		(0.45)%		35%
—		(0.38)	(0.38)	$12.54	14.57%		$9,169	2.01%		(0.59)%		26%
—		(0.32)	(0.32)	$11.28	(4.89)%		$8,110	2.02%		(0.74)%		48%

—		—	—	$19.42	5.20	%(D)	$798,317	0.95	%(E)	0.51	%(E)	9%
(0.06)		(0.19)	(0.25)	$18.46	1.32%		$506,730	0.97%		0.35%		21%
(0.06)		(0.64)	(0.70)	$18.47	7.36%		$264,824	1.00%		0.42%		27%
(0.05)		(0.76)	(0.81)	$17.87	41.64%		$148,927	1.01%		0.54%		35%
(0.04)		(0.38)	(0.42)	$13.21	15.74%		$53,514	1.01%		0.42%		26%
(0.01)		(0.32)	(0.33)	$11.78	(3.86)%		$43,485	0.99%		0.29%		48%

—		—	—	$19.46	5.30	%(D)	$752,269	0.85	%(E)	0.59	%(E)	9%
(0.08)		(0.19)	(0.27)	$18.48	1.41%		$602,951	0.85%		0.48%		21%
(0.08)		(0.64)	(0.72)	$18.49	7.60%		$300,815	0.85%		0.62%		27%
(0.07)		(0.76)	(0.83)	$17.87	41.88%		$106,068	0.86%		0.73%		35%
(0.06)		(0.38)	(0.44)	$13.20	15.84%		$30,940	0.86%		0.68%		26%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	53

Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net asset value, beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$10.71	0.02	0.55	0.57
For the year ended December 31, 2015	$10.70	0.04	0.01	0.05
For the year ended December 31, 2014	$10.00	0.06	0.70	0.76

Class I
For the six months ended June 30, 2016 (Unaudited)	$10.74	0.05	0.53	0.58
For the year ended December 31, 2015	$10.72	0.07	0.01	0.08
For the year ended December 31, 2014	$10.00	0.09	0.70	0.79

Class Y
For the six months ended June 30, 2016 (Unaudited)	$10.75	0.04	0.56	0.60
For the year ended December 31, 2015	$10.73	0.08	0.01	0.09
For the year ended December 31, 2014	$10.00	0.09	0.71	0.80

(A)	Inception date of the Fund is December 31, 2013. Fund commenced public offering on January 2, 2014.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

54	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	—	$11.28	5.32	%(E)	$5,829	1.16	%(F)	0.40	%(F)	8%
(0.04)	—	(0.04)	$10.71	0.44%		$3,082	1.14%		0.35%		29%
(0.06)	—	(0.06)	$10.70	7.57%		$2,120	1.15%		0.59%		28%

—	—	—	$11.32	5.40	%(E)	$15,535	0.87	%(F)	0.88	%(F)	8%
(0.06)	—	(0.06)	$10.74	0.74%		$3,337	0.87%		0.61%		29%
(0.07)	—	(0.07)	$10.72	7.91%		$2,743	0.90%		0.87%		28%

—	—	—	$11.35	5.58	%(E)	$15,008	0.77	%(F)	0.76	%(F)	8%
(0.07)	—	(0.07)	$10.75	0.84%		$12,077	0.75%		0.72%		29%
(0.07)	—	(0.07)	$10.73	8.02%		$11,419	0.75%		0.87%		28%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	55

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$21.44	0.12	(C)	0.33	0.45
For the year ended December 31, 2015	$22.71	0.19	(C)	(0.43)	(0.24)
For the year ended December 31, 2014	$21.49	0.21	(C)	2.01	2.22
For the year ended December 31, 2013	$16.54	0.18	(C)	5.79	5.97
For the year ended December 31, 2012	$14.96	0.22	(C)	1.62	1.84
For the year ended December 31, 2011	$14.78	0.18	(C)	0.17	0.35

Class C
For the six months ended June 30, 2016 (Unaudited)	$20.49	0.04	(C)	0.31	0.35
For the year ended December 31, 2015	$21.77	0.02	(C)	(0.41)	(0.39)
For the year ended December 31, 2014	$20.68	0.04	(C)	1.93	1.97
For the year ended December 31, 2013	$15.98	0.03	(C)	5.58	5.61
For the year ended December 31, 2012	$14.46	0.10	(C)	1.56	1.66
For the year ended December 31, 2011	$14.29	0.06		0.16	0.22

Class I
For the six months ended June 30, 2016 (Unaudited)	$21.55	0.15	(C)	0.34	0.49
For the year ended December 31, 2015	$22.83	0.25	(C)	(0.44)	(0.19)
For the year ended December 31, 2014	$21.58	0.27	(C)	2.03	2.30
For the year ended December 31, 2013	$16.61	0.24	(C)	5.80	6.04
For the year ended December 31, 2012	$15.01	0.26	(C)	1.63	1.89
For the year ended December 31, 2011	$14.82	0.22		0.17	0.39

Class Y(F)
For the six months ended June 30, 2016 (Unaudited)	$21.56	0.16	(C)	0.34	0.50
For the year ended December 31, 2015	$22.84	0.28	(C)	(0.44)	(0.16)
For the year ended December 31, 2014	$21.59	0.31	(C)	2.02	2.33
For the year ended December 31, 2013	$16.60	0.26	(C)	5.83	6.09
For the year ended December 31, 2012	$15.01	0.30	(C)	1.62	1.92

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

56	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$21.89	2.10	%(D)	$1,109,504	0.99	%(E)	1.17	%(E)	10%
(0.18)	(0.85)	(1.03)	$21.44	(1.10)%		$1,122,165	1.04%		0.85%		20%
(0.19)	(0.81)	(1.00)	$22.71	10.42%		$1,182,155	1.05%		0.94%		24%
(0.16)	(0.86)	(1.02)	$21.49	36.33%		$878,903	1.06%		0.92%		21%
(0.21)	(0.05)	(0.26)	$16.54	12.29%		$617,407	1.06%		1.37%		28%
(0.17)	—	(0.17)	$14.96	2.35%		$593,124	1.12%		1.19%		16%

—	—	—	$20.84	1.71	%(D)	$87,068	1.74	%(E)	0.41	%(E)	10%
(0.04)	(0.85)	(0.89)	$20.49	(1.83)%		$84,550	1.79%		0.10%		20%
(0.07)	(0.81)	(0.88)	$21.77	9.60%		$83,781	1.80%		0.19%		24%
(0.05)	(0.86)	(0.91)	$20.68	35.33%		$53,241	1.81%		0.18%		21%
(0.09)	(0.05)	(0.14)	$15.98	11.49%		$33,305	1.81%		0.62%		28%
(0.05)	—	(0.05)	$14.46	1.55%		$30,465	1.87%		0.45%		16%

—	—	—	$22.04	2.27	%(D)	$1,994,674	0.70	%(E)	1.45	%(E)	10%
(0.24)	(0.85)	(1.09)	$21.55	(0.85)%		$1,803,130	0.77%		1.11%		20%
(0.24)	(0.81)	(1.05)	$22.83	10.74%		$1,606,797	0.80%		1.20%		24%
(0.21)	(0.86)	(1.07)	$21.58	36.60%		$1,295,477	0.81%		1.18%		21%
(0.24)	(0.05)	(0.29)	$16.61	12.62%		$791,031	0.81%		1.62%		28%
(0.20)	—	(0.20)	$15.01	2.60%		$684,156	0.83%		1.49%		16%

—	—	—	$22.06	2.32	%(D)	$496,399	0.60	%(E)	1.54	%(E)	10%
(0.27)	(0.85)	(1.12)	$21.56	(0.74)%		$430,568	0.65%		1.23%		20%
(0.27)	(0.81)	(1.08)	$22.84	10.89%		$373,711	0.65%		1.36%		24%
(0.24)	(0.86)	(1.10)	$21.59	36.87%		$302,458	0.66%		1.32%		21%
(0.28)	(0.05)	(0.33)	$16.60	12.79%		$224,073	0.66%		1.87%		28%

(D)	Not annualized.

(E)	Annualized.

(F)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	57

Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$12.36	(0.01	)(C)	(0.84)	(0.85)
For the year ended December 31, 2015	$12.96	—	(C)(F)	(0.19)	(0.19)
For the year ended December 31, 2014	$13.00	0.05	(C)	1.38	1.43
For the year ended December 31, 2013	$10.45	0.05	(C)	4.48	4.53
For the year ended December 31, 2012	$9.69	0.12	(C)	0.97	1.09
For the year ended December 31, 2011	$9.99	0.08		(0.33)	(0.25)

Class C
For the six months ended June 30, 2016 (Unaudited)	$11.85	(0.05	)(C)	(0.80)	(0.85)
For the year ended December 31, 2015	$12.54	(0.10	)(C)	(0.18)	(0.28)
For the year ended December 31, 2014	$12.67	(0.05	)(C)	1.34	1.29
For the year ended December 31, 2013	$10.25	(0.04	)(C)	4.38	4.34
For the year ended December 31, 2012	$9.51	0.04	(C)	0.95	0.99
For the year ended December 31, 2011	$9.83	0.02		(0.34)	(0.32)

Class I
For the six months ended June 30, 2016 (Unaudited)	$12.39	0.01	(C)	(0.85)	(0.84)
For the year ended December 31, 2015	$12.95	0.03	(C)	(0.18)	(0.15)
For the year ended December 31, 2014	$12.97	0.09	(C)	1.38	1.47
For the year ended December 31, 2013	$10.43	0.09	(C)	4.46	4.55
For the year ended December 31, 2012	$9.68	0.15	(C)	0.96	1.11
For the year ended December 31, 2011	$9.98	0.11		(0.33)	(0.22)

Class Y(G)
For the six months ended June 30, 2016 (Unaudited)	$12.41	0.02	(C)	(0.85)	(0.83)
For the year ended December 31, 2015	$12.96	0.05	(C)	(0.19)	(0.14)
For the year ended December 31, 2014	$12.99	0.10	(C)	1.39	1.49
For the year ended December 31, 2013	$10.43	0.11	(C)	4.48	4.59
For the year ended December 31, 2012	$9.68	0.17	(C)	0.96	1.13

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

58	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$11.51	(6.88	)%(D)	$21,047	1.19	%(E)	(0.12	)%(E)	40%
—	(0.41)	(0.41)	$12.36	(1.44)%		$43,638	1.19%		(0.01)%		89%
(0.05)	(1.42)	(1.47)	$12.96	11.30%		$12,963	1.20%		0.36%		53%
(0.09)	(1.89)	(1.98)	$13.00	44.04%		$8,905	1.22%		0.42%		70%
(0.08)	(0.25)	(0.33)	$10.45	11.27%		$7,778	1.21%		1.15%		38%
(0.05)	—	(0.05)	$9.69	(2.53)%		$8,071	1.23%		0.92%		26%

—	—	—	$11.00	(7.17	)%(D)	$12,524	1.95	%(E)	(0.86	)%(E)	40%
—	(0.41)	(0.41)	$11.85	(2.21)%		$15,022	1.94%		(0.78)%		89%
—	(1.42)	(1.42)	$12.54	10.46%		$8,265	1.95%		(0.39)%		53%
(0.03)	(1.89)	(1.92)	$12.67	43.08%		$5,533	1.97%		(0.35)%		70%
—	(0.25)	(0.25)	$10.25	10.44%		$3,271	1.96%		0.41%		38%
—	—	—	$9.51	(3.26)%		$3,630	1.98%		0.15%		26%

—	—	—	$11.55	(6.78	)%(D)	$89,891	0.90	%(E)	0.20	%(E)	40%
—	(0.41)	(0.41)	$12.39	(1.14)%		$81,408	0.92%		0.25%		89%
(0.07)	(1.42)	(1.49)	$12.95	11.57%		$31,999	0.95%		0.64%		53%
(0.12)	(1.89)	(2.01)	$12.97	44.35%		$46,787	0.97%		0.66%		70%
(0.11)	(0.25)	(0.36)	$10.43	11.54%		$41,862	0.96%		1.44%		38%
(0.08)	—	(0.08)	$9.68	(2.25)%		$34,388	0.95%		1.21%		26%

—	—	—	$11.58	(6.69	)%(D)	$16,774	0.80	%(E)	0.32	%(E)	40%
—	(0.41)	(0.41)	$12.41	(1.06)%		$10,703	0.80%		0.35%		89%
(0.10)	(1.42)	(1.52)	$12.96	11.74%		$8,746	0.80%		0.76%		53%
(0.14)	(1.89)	(2.03)	$12.99	44.70%		$6,534	0.82%		0.82%		70%
(0.13)	(0.25)	(0.38)	$10.43	11.69%		$5,788	0.81%		1.62%		38%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	59

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$23.36	(0.04)	(0.27)	(0.31)
For the year ended December 31, 2015	$23.87	(0.11)	(0.29)	(0.40)
For the year ended December 31, 2014	$22.26	(0.08)	1.69	1.61
For the year ended December 31, 2013	$18.15	(0.05)	4.21	4.16
For the year ended December 31, 2012	$16.75	0.06	1.36	1.42
For the year ended December 31, 2011	$16.26	0.03	0.46	0.49

Class C
For the six months ended June 30, 2016 (Unaudited)	$21.34	(0.11)	(0.26)	(0.37)
For the year ended December 31, 2015	$21.98	(0.27)	(0.26)	(0.53)
For the year ended December 31, 2014	$20.65	(0.23)	1.56	1.33
For the year ended December 31, 2013	$16.93	(0.19)	3.91	3.72
For the year ended December 31, 2012	$15.72	(0.07)	1.28	1.21
For the year ended December 31, 2011	$15.37	(0.08)	0.43	0.35

Class I
For the six months ended June 30, 2016 (Unaudited)	$23.77	(0.01)	(0.28)	(0.29)
For the year ended December 31, 2015	$24.22	(0.05)	(0.29)	(0.34)
For the year ended December 31, 2014	$22.52	(0.02)	1.72	1.70
For the year ended December 31, 2013	$18.35	—	(H)	4.26	4.26
For the year ended December 31, 2012	$16.93	0.10	1.38	1.48
For the year ended December 31, 2011	$16.42	0.09	0.45	0.54

Class Y(J)
For the six months ended June 30, 2016 (Unaudited)	$23.83	0.01	(0.28)	(0.27)
For the year ended December 31, 2015	$24.25	(0.02)	(0.29)	(0.31)
For the year ended December 31, 2014	$22.52	0.01	1.72	1.73
For the year ended December 31, 2013	$18.35	0.04	4.25	4.29
For the year ended December 31, 2012	$16.93	0.14	1.37	1.51

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.39% for Class A, 2.14% for Class C, 1.10% for Class I and 1.00% for Class Y.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

60	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)(E)

—	—	—	$23.05	(1.33	)%(F)	$472,384	2.03	%(G)	(0.34	)%(G)	21%
—	(0.11)	(0.11)	$23.36	(1.67)%		$569,218	1.89%		(0.47)%		81%
—	—	—	$23.87	7.23%		$703,572	1.83%		(0.33)%		60%
(0.05)	—	(0.05)	$22.26	22.92%		$858,112	1.83%		(0.25)%		30%
(0.02)	—	(0.02)	$18.15	8.46%		$533,722	1.75%		0.32%		39%
—	—	—	$16.75	3.01%		$512,870	1.67%		0.21%		50%

—	—	—	$20.97	(1.73	)%(F)	$150,797	2.77	%(G)	(1.10	)%(G)	21%
—	(0.11)	(0.11)	$21.34	(2.40)%		$169,861	2.64%		(1.22)%		81%
—	—	—	$21.98	6.44%		$170,278	2.58%		(1.09)%		60%
—	—	—	$20.65	21.97%		$130,388	2.58%		(0.99)%		30%
—	—	—	$16.93	7.70%		$103,393	2.50%		(0.43)%		39%
—	—	—	$15.72	2.28%		$119,850	2.43%		(0.54)%		50%

—	—	—	$23.48	(1.22	)%(F)	$3,292,288	1.74	%(G)	(0.06	)%(G)	21%
—	(0.11)	(0.11)	$23.77	(1.40)%		$3,382,697	1.62%		(0.21)%		81%
—	—	—	$24.22	7.55%		$2,817,671	1.58%		(0.09)%		60%
(0.09)	—	(0.09)	$22.52	23.19%		$1,859,054	1.58%		—	%(I)	30%
(0.06)	—	(0.06)	$18.35	8.77%		$1,554,623	1.50%		0.58%		39%
(0.03)	—	(0.03)	$16.93	3.29%		$1,213,122	1.39%		0.52%		50%

—	—	—	$23.56	(1.13	)%(F)	$267,413	1.64	%(G)	0.04	%(G)	21%
—	(0.11)	(0.11)	$23.83	(1.27)%		$290,928	1.50%		(0.08)%		81%
—	—	—	$24.25	7.68%		$280,595	1.43%		0.06%		60%
(0.12)	—	(0.12)	$22.52	23.39%		$168,835	1.43%		0.18%		30%
(0.09)	—	(0.09)	$18.35	8.95%		$83,409	1.35%		0.79%		39%

(E)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013, 2012 and 2011 would have been 47%, 39%, 24%, 32% and 37%, respectively, using this same calculation methodology.

(F)	Not annualized.

(G)	Annualized.

(H)	Amount is less than $0.005.

(I)	Amount is less than 0.005%.

(J)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	61

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(A)	Net asset value, beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$19.70	0.02	(0.30)	(0.28)
For the year ended December 31, 2015	$22.52	(0.06)	(1.14)	(1.20)
For the year ended December 31, 2014	$22.82	(0.07)	1.62	1.55
For the year ended December 31, 2013	$18.34	(0.10)	6.01	5.91
For the year ended December 31, 2012	$16.60	0.02	1.93	1.95

Class C
For the six months ended June 30, 2016 (Unaudited)	$19.06	(0.05)	(0.30)	(0.35)
For the year ended December 31, 2015	$22.00	(0.21)	(1.11)	(1.32)
For the year ended December 31, 2014	$22.49	(0.24)	1.58	1.34
For the year ended December 31, 2013	$18.22	(0.26)	5.96	5.70
For the year ended December 31, 2012	$16.60	(0.09)	1.90	1.81

Class I
For the six months ended June 30, 2016 (Unaudited)	$19.81	0.05	(0.31)	(0.26)
For the year ended December 31, 2015	$22.61	(0.01)	(1.13)	(1.14)
For the year ended December 31, 2014	$22.90	(0.01)	1.62	1.61
For the year ended December 31, 2013	$18.36	(0.04)	6.01	5.97
For the year ended December 31, 2012	$16.60	0.05	1.95	2.00

Class Y
For the six months ended June 30, 2016 (Unaudited)	$19.80	0.06	(0.31)	(0.25)
For the year ended December 31, 2015	$22.64	0.02	(1.14)	(1.12)
For the year ended December 31, 2014	$22.92	0.03	1.62	1.65
For the year ended December 31, 2013	$18.36	—	(I)	6.02	6.02
For the year ended December 31, 2012	$16.60	0.08	1.94	2.02

(A)	Inception date of the Fund is December 30, 2011. The Fund commenced public offering on January 3, 2012.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

62	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income		Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)(F)

—		—	—	$19.42	(1.42	)%(G)	$4,317	2.19	%(H)	0.26	%(H)	39%
—		(1.62)	(1.62)	$19.70	(5.29)%		$8,637	1.83%		(0.27)%		147%
(0.02)		(1.83)	(1.85)	$22.52	6.96%		$9,492	1.74%		(0.29)%		57%
—		(1.43)	(1.43)	$22.82	32.43%		$6,836	1.77%		(0.45)%		72%
(0.02)		(0.19)	(0.21)	$18.34	11.73%		$1,120	1.63%		0.10%		35%

—		—	—	$18.71	(1.84	)%(G)	$3,791	2.94	%(H)	(0.50	)%(H)	39%
—		(1.62)	(1.62)	$19.06	(5.96)%		$5,097	2.58%		(0.96)%		147%
—		(1.83)	(1.83)	$22.00	6.17%		$668	2.49%		(1.03)%		57%
—		(1.43)	(1.43)	$22.49	31.48%		$494	2.52%		(1.19)%		72%
—		(0.19)	(0.19)	$18.22	10.91%		$148	2.38%		(0.51)%		35%

—		—	—	$19.55	(1.31	)%(G)	$27,092	1.90	%(H)	0.50	%(H)	39%
(0.04)		(1.62)	(1.66)	$19.81	(5.00)%		$26,186	1.57%		(0.03)%		147%
(0.07)		(1.83)	(1.90)	$22.61	7.21%		$49,920	1.49%		(0.05)%		57%
—	(I)	(1.43)	(1.43)	$22.90	32.76%		$43,018	1.52%		(0.17)%		72%
(0.05)		(0.19)	(0.24)	$18.36	12.03%		$15,978	1.38%		0.30%		35%

—		—	—	$19.55	(1.26	)%(G)	$13,929	1.80	%(H)	0.65	%(H)	39%
(0.10)		(1.62)	(1.72)	$19.80	(4.91)%		$15,285	1.44%		0.10%		147%
(0.10)		(1.83)	(1.93)	$22.64	7.37%		$17,307	1.34%		0.11%		57%
(0.03)		(1.43)	(1.46)	$22.92	32.99%		$15,468	1.37%		0.02%		72%
(0.07)		(0.19)	(0.26)	$18.36	12.17%		$11,572	1.23%		0.45%		35%

(D)	The fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.52% for Class A, 2.27% for Class C, 1.23% for Class I and 1.13% for Class Y.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013 and 2012 would have been 103%, 46%, 64% and 32%, respectively, using this same calculation methodology.

(G)	Not annualized.

(H)	Annualized.

(I)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	63

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$18.62	0.05	(E)	(1.71)	(1.66)
For the year ended December 31, 2015	$19.61	—	(E)(H)	(0.92)	(0.92)
For the year ended December 31, 2014	$18.13	(0.02	)(E)	1.50	1.48
For the year ended December 31, 2013	$13.24	(0.05	)(E)	4.94	4.89
For the year ended December 31, 2012	$10.51	0.06	(E)	2.74	2.80
For the year ended December 31, 2011	$12.18	0.02		(1.65)	(1.63)

Class C
For the six months ended June 30, 2016 (Unaudited)	$17.28	(0.01	)(E)	(1.59)	(1.60)
For the year ended December 31, 2015	$18.26	(0.13	)(E)	(0.85)	(0.98)
For the year ended December 31, 2014	$17.00	(0.15	)(E)	1.41	1.26
For the year ended December 31, 2013	$12.51	(0.17	)(E)	4.66	4.49
For the year ended December 31, 2012	$9.96	(0.02	)(E)	2.57	2.55
For the year ended December 31, 2011	$11.58	(0.07	)(E)	(1.55)	(1.62)

Class I
For the six months ended June 30, 2016 (Unaudited)	$18.59	0.08	(E)	(1.71)	(1.63)
For the year ended December 31, 2015	$19.57	0.05	(E)	(0.91)	(0.86)
For the year ended December 31, 2014	$18.10	0.02	(E)	1.50	1.52
For the year ended December 31, 2013	$13.18	(0.02	)(E)	4.94	4.92
For the year ended December 31, 2012	$10.47	0.10	(E)	2.72	2.82
For the year ended December 31, 2011	$12.14	0.07		(1.67)	(1.60)

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	The fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.50% for Class A, 2.25% for Class C and 1.22% for Class I.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	In 2016, the Funds changed the methodology for calculating the portfolio turnover rate to better reflect short selling activity. The portfolio turnover rates in the prior years ended in 2015, 2014, 2013, 2012 and 2011 would have been 49%, 43%, 59%, 53% and 45%, respectively, using this same calculation methodology.

See accompanying Notes to Financial Statements.

64	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(B)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)(D)

—	—	—	$16.96	(8.92	)%(F)	$9,279	1.92	%(G)	0.64	%(G)	16%
(0.07)	—	(0.07)	$18.62	(4.67)%		$10,760	1.85%		0.02%		63%
—	—	—	$19.61	8.16%		$12,043	1.74%		(0.10)%		51%
—	—	—	$18.13	36.93%		$17,852	1.70%		(0.31)%		66%
(0.07)	—	(0.07)	$13.24	26.62%		$7,862	1.76%		0.49%		58%
(0.04)	—	(0.04)	$10.51	(13.39)%		$6,650	1.66%		0.14%		52%

—	—	—	$15.68	(9.26	)%(F)	$1,526	2.67	%(G)	(0.12	)%(G)	16%
—	—	—	$17.28	(5.37)%		$1,845	2.60%		(0.75)%		63%
—	—	—	$18.26	7.41%		$2,233	2.49%		(0.86)%		51%
—	—	—	$17.00	35.89%		$2,958	2.45%		(1.06)%		66%
—	—	—	$12.51	25.60%		$820	2.51%		(0.20)%		58%
—	—	—	$9.96	(13.99)%		$795	2.41%		(0.60)%		52%

—	—	—	$16.96	(8.77	)%(F)	$16,444	1.63	%(G)	0.99	%(G)	16%
(0.12)	—	(0.12)	$18.59	(4.40)%		$14,812	1.58%		0.24%		63%
(0.05)	—	(0.05)	$19.57	8.42%		$15,310	1.49%		0.12%		51%
—	—	—	$18.10	37.33%		$10,817	1.45%		(0.12)%		66%
(0.11)	—	(0.11)	$13.18	26.94%		$3,931	1.51%		0.85%		58%
(0.07)	—	(0.07)	$10.47	(13.21)%		$1,584	1.37%		0.47%		52%

(E)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(F)	Not annualized.

(G)	Annualized.

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	65

Corporate Credit Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations

Class A
For the six months ended June 30, 2016 (Unaudited)	$10.53	0.32	(C)	0.33		0.65
For the year ended December 31, 2015	$10.94	0.58	(C)	(0.44)		0.14
For the year ended December 31, 2014	$11.19	0.51	(C)	(0.28)		0.23
For the year ended December 31, 2013	$11.18	0.56	(C)	—	(F)	0.56
For the year ended December 31, 2012	$10.79	0.62	(C)	0.39		1.01
For the year ended December 31, 2011	$10.86	0.65		(0.09)		0.56

Class C
For the six months ended June 30, 2016 (Unaudited)	$10.51	0.28	(C)	0.33		0.61
For the year ended December 31, 2015	$10.92	0.49	(C)	(0.43)		0.06
For the year ended December 31, 2014	$11.17	0.42	(C)	(0.27)		0.15
For the year ended December 31, 2013	$11.17	0.47	(C)	—	(F)	0.47
For the year ended December 31, 2012	$10.78	0.53	(C)	0.40		0.93
For the year ended December 31, 2011	$10.85	0.56		(0.08)		0.48

Class I
For the six months ended June 30, 2016 (Unaudited)	$10.50	0.34	(C)	0.33		0.67
For the year ended December 31, 2015	$10.91	0.60	(C)	(0.43)		0.17
For the year ended December 31, 2014	$11.16	0.54	(C)	(0.27)		0.27
For the year ended December 31, 2013	$11.16	0.58	(C)	—	(F)	0.58
For the year ended December 31, 2012	$10.77	0.64	(C)	0.40		1.04
For the year ended December 31, 2011	$10.84	0.67		(0.08)		0.59

Class Y(G)
For the six months ended June 30, 2016 (Unaudited)	$10.50	0.34	(C)	0.32		0.66
For the year ended December 31, 2015	$10.91	0.62	(C)	(0.44)		0.18
For the year ended December 31, 2014	$11.16	0.55	(C)	(0.27)		0.28
For the year ended December 31, 2013	$11.15	0.60	(C)	—	(F)	0.60
For the year ended December 31, 2012	$10.77	0.66	(C)	0.38		1.04

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

66	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

(0.31)	—	(0.31)	$10.87	6.31	%(D)	$58,176	0.94	%(E)	6.10	%(E)	33%
(0.55)	—	(0.55)	$10.53	1.19%		$44,354	0.95%		5.24%		48%
(0.48)	—	(0.48)	$10.94	2.10%		$31,282	1.00%		4.52%		56%
(0.55)	—	(0.55)	$11.19	5.13%		$39,801	1.02%		5.00%		60%
(0.62)	—	(0.62)	$11.18	9.55%		$44,374	1.02%		5.57%		33%
(0.63)	—	(0.63)	$10.79	5.21%		$38,895	1.02%		5.80%		36%

(0.28)	—	(0.28)	$10.84	5.87	%(D)	$28,277	1.69	%(E)	5.36	%(E)	33%
(0.47)	—	(0.47)	$10.51	0.44%		$23,649	1.70%		4.47%		48%
(0.40)	—	(0.40)	$10.92	1.37%		$24,088	1.75%		3.80%		56%
(0.47)	—	(0.47)	$11.17	4.26%		$26,126	1.77%		4.25%		60%
(0.54)	—	(0.54)	$11.17	8.76%		$27,801	1.77%		4.81%		33%
(0.55)	—	(0.55)	$10.78	4.48%		$23,717	1.77%		5.06%		36%

(0.33)	—	(0.33)	$10.84	6.48	%(D)	$314,144	0.65	%(E)	6.40	%(E)	33%
(0.58)	—	(0.58)	$10.50	1.49%		$247,522	0.68%		5.51%		48%
(0.52)	—	(0.52)	$10.91	2.38%		$148,737	0.75%		4.82%		56%
(0.58)	—	(0.58)	$11.16	5.30%		$117,009	0.77%		5.24%		60%
(0.65)	—	(0.65)	$11.16	9.83%		$103,738	0.77%		5.81%		33%
(0.66)	—	(0.66)	$10.77	5.53%		$83,418	0.73%		6.10%		36%

(0.33)	—	(0.33)	$10.83	6.44	%(D)	$15,641	0.55	%(E)	6.51	%(E)	33%
(0.59)	—	(0.59)	$10.50	1.60%		$18,013	0.56%		5.62%		48%
(0.53)	—	(0.53)	$10.91	2.54%		$15,831	0.60%		4.96%		56%
(0.59)	—	(0.59)	$11.16	5.55%		$3,927	0.62%		5.35%		60%
(0.66)	—	(0.66)	$11.15	9.90%		$2,515	0.62%		5.95%		33%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	67

High Yield Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value, beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
December 31, 2015 through June 30, 2016 (Unaudited)	$10.14	0.36	0.32	0.68

Class I
December 31, 2015 through June 30, 2016 (Unaudited)	$10.14	0.37	0.33	0.70

Class Y
December 31, 2015 through June 30, 2016 (Unaudited)	$10.14	0.37	0.33	0.70

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

68	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(C)(D)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets(E)	Ratio of net investment income (loss) to average net assets(E)	Portfolio turnover rate(F)

(0.31)	—	(0.31)	$10.51	6.86%	$140	1.00%	6.85%	41%

(0.33)	—	(0.33)	$10.51	7.02%	$17,471	0.71%	7.09%	41%

(0.33)	—	(0.33)	$10.51	7.06%	$6,754	0.61%	7.33%	41%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	69

Diamond Hill Funds

Notes to Financial Statements

June 30, 2016 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”), formerly Strategic Income Fund, and the Diamond Hill High Yield Fund (“High Yield Fund”) are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company and thus follows accounting and reporting guidance for investment companies. Each Fund is a diversified series of the Trust.

Effective June 12, 2015, the Long-Short Fund closed to most new investors. Effective December 31, 2015, the Small Cap Fund closed to most new investors. Effective April 30, 2016, the Small-Mid Cap Fund closed to most new investors.

With the exception of the Financial Long-Short Fund and the High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. The High Yield Fund offers three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price with the exception of the Corporate Credit Fund and the High Yield Fund which are 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	71

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.3% of the Corporate Credit Fund’s June 30, 2016 net assets are being valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of June 30, 2016 based on input levels assigned at December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,424,039,746	$—
Registered Investment Companies	501,443,940	—

Total	1,925,483,686	—
Small-Mid Cap Fund
Common Stocks*	1,686,204,429	—
Registered Investment Companies	315,264,130	—

Total	2,001,468,559	—
Mid Cap Fund
Common Stocks*	33,733,068	—
Registered Investment Companies	12,500,166	—

Total	46,233,234	—

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Large Cap Fund
Common Stocks*	$3,603,733,173	$—
Registered Investment Companies	477,244,992	—

Total	4,080,978,165	—
Select Fund
Common Stocks*	134,568,938	—
Registered Investment Companies	16,438,678	—

Total	151,007,616	—
Long-Short Fund
Common Stocks*	3,643,217,123	—
Registered Investment Companies	1,088,533,197	—

Total	4,731,750,320	—
Research Opportunities Fund
Common Stocks*	49,024,182	1,287,754
Corporate Bonds*	—	996,250
Registered Investment Company	11,114,437	—

Total	60,138,619	2,284,004
Financial Long-Short Fund
Common Stocks*	26,739,812	—
Registered Investment Companies	9,059,541	—

Total	35,799,353	—
Corporate Credit Fund
Collateralized Debt Obligations	—	1,091,468
Corporate Bonds*	—	354,068,433
Registered Investment Companies	84,472,592	—

Total	84,472,592	355,159,901
High Yield
Corporate Bonds*	—	23,298,289
Registered Investment Companies	6,426,767	—

Total	6,426,767	23,298,289

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	73

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(1,206,503,378)	$—
Registered Investment Company	(52,443,194)	—

Total	(1,258,946,572)	—
Research Opportunities Fund
Common Stocks*	(14,828,249)	—

Total	(14,828,249)	—
Financial Long-Short Fund
Common Stocks*	(4,685,398)	—

Total	(4,685,398)	—

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The Funds did not hold any Level 3 securities during the six months ended June 30, 2016.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreements with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreements provide that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of June 30, 2016, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$176,308,780	$181,089,534
Small-Mid Cap Fund	152,358,897	156,066,879
Mid Cap Fund	9,791,680	10,020,993
Large Cap Fund	403,527,235	419,942,141
Select Fund	15,124,192	15,478,929
Long-Short Fund	536,558,016	548,681,030
Research Opportunities Fund	10,820,019	11,114,437
Financial Long-Short Fund	7,184,571	7,349,108
Corporate Credit Fund	34,846,249	36,206,143
High Yield Fund	5,469,406	5,694,157

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2015) and have concluded that no provision for income tax is required in their financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities country risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2016, purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$142,972,703	$78,363,541
Small-Mid Cap Fund	540,837,160	125,773,423
Mid Cap Fund	17,302,771	1,958,375
Large Cap Fund	485,958,283	346,882,753
Select Fund	59,310,103	62,113,105
Long-Short Fund	1,012,999,397	1,269,723,436
Research Opportunities Fund	25,724,287	33,650,532
Financial Long-Short Fund	6,785,005	4,813,667
Corporate Credit Fund	178,153,333	108,184,965
High Yield Fund	19,847,830	7,118,924

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2016:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$153,155	0.01%
Small-Mid Cap Fund	37,376	0.02%
Mid Cap Fund	6,182	0.03%

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

	Total Commissions	Commissions as a % of Average Net Assets
Large Cap Fund	$455,502	0.01%
Select Fund	46,389	0.03%
Long-Short Fund	1,145,856	0.03%
Research Opportunities Fund	28,373	0.06%
Financial Long-Short Fund	4,286	0.02%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2016, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.65%, 0.50%, 0.70%, 0.90%, 1.00%, 1.00%, 0.45% and 0.50% of the Fund’s average daily net assets, respectively. Prior to January 1, 2016, the annual rate for the Large Cap Fund was 0.55% of the Fund’s average daily net assets. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund entered into an administrative services agreement whereby DHCM is paid a fee at an annual rate of 0.24% for Class A Shares and Class C Shares, 0.20% for Class I Shares and 0.10% for Class Y shares of each class’ average daily net assets. Prior to January 1, 2016, the fees paid by Class I shares under the administrative services agreement were 0.21% of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$7,184
Small-Mid Cap Fund	13,600
Mid Cap Fund	2,625
Large Cap Fund	15,213
Select Fund	960
Long-Short Fund	3,431
Financial Long-Short Fund	223
Corporate Credit Fund	3,279

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2016 as follows:

Small Cap Fund	$755
Small-Mid Cap Fund	1,204
Large Cap Fund	975
Select Fund	741
Long-Short Fund	1,762
Research Opportunities Fund	148

Certain Officers of the Trust are affiliated with DHCM or the Distributor. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Collectively, the Independent Trustees were paid $161,000 in fees during the six months ended June 30, 2016.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets, as items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during 2015 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Distributions paid from:
Ordinary income	$8,403,924	$3,498,225	$108,238	$34,363,450	$359,589
Long-term capital gains	21,408,776	13,087,774	—	129,116,454	4,592,466

Total distributions	$29,812,700	$16,585,999	$108,238	$163,479,904	$4,952,055

		Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Corporate Credit Fund
Distributions paid from:
Ordinary income		$—	$340,851	$134,211	$13,617,414
Long-term capital gains		20,786,215	4,092,364	—	—

Total distributions		$20,786,215	$4,433,215	$134,211	$13,617,414

The following information is computed on a tax basis for each item as of December 31, 2015:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Net unrealized appreciation (depreciation) on portfolio investments	$212,255,508	$44,137,744	$845,840	$639,704,687	$(6,758,361)
Undistributed ordinary income	—	—	7,395	2,113,996	666,648
Undistributed capital gains	38,108,187	13,155,779	—	43,928,487	1,206,738
Capital loss carryforwards	—	—	(44,539)	—	—
Late-year ordinary losses deferred	(2,468,339)	—	—	—	—

Accumulated earnings (deficit)	$247,895,356	$57,293,523	$808,696	$685,747,170	$(4,884,975)

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Corporate Credit Fund
Net unrealized appreciation (depreciation) on portfolio investments	$512,410,508	$(1,070,244)	$282,885	$(16,992,688)
Undistributed ordinary income	—	—	31,152	943,989
Undistributed capital gains	—	10,325	—	—
Capital loss carryforwards	—	—	(5,761,578)	(10,806,004)
Post-October capital losses deferred	(2,443,579)	(356,313)	—	—
Late-year ordinary losses deferred	—	(115,290)	—	—

Accumulated earnings (deficit)	$509,966,929	$(1,531,522)	$(5,447,541)	$(26,854,703)

Qualified late-year losses (Late-year Ordinary losses and Post October Capital losses listed above) incurred after October 31, 2015 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

As of June 30, 2016, the Funds’ federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Tax cost of portfolio investments	$1,672,609,623	$1,867,171,207	$44,093,806	$3,487,743,787	$166,850,051

Gross unrealized appreciation	329,259,919	209,681,935	3,334,250	728,849,908	10,488,680
Gross unrealized depreciation	(76,385,856)	(75,384,583)	(1,194,822)	(135,615,530)	(26,331,115)

Net unrealized appreciation (depreciation) on portfolio investments	$252,874,063	$134,297,352	$2,139,428	$593,234,378	$(15,842,435)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Corporate Credit Fund	High Yield Fund
Tax cost of long portfolio investments	$4,247,433,720	$63,701,218	$37,470,705	$443,789,475	$29,684,062

Gross unrealized appreciation	643,502,558	6,033,985	1,669,471	5,175,328	374,020
Gross unrealized depreciation	(159,185,960)	(7,312,580)	(3,340,823)	(9,332,310)	(333,026)

Net unrealized appreciation (depreciation) on long portfolio investments	$484,316,598	$(1,278,595)	$(1,671,352)	$(4,156,982)	$40,994

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2015, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expire. The Mid Cap Fund has a short-term CLCF of $44,539 that is not subject to expiration. As of December 31, 2015, the following CLCFs were subject to expiration:

	Amount	Expires December 31,
Financial Long-Short Fund	$5,761,578	2017

	$5,761,578

Corporate Credit Fund	$5,534,150	2016
	5,271,854	2017

	$10,806,004

As of the latest tax year ended December 31, 2015, the following funds utilized CLCFs:

Amount of CLCFs
Mid Cap Fund	$18,308
Long-Short Fund	118,576,181
Financial Long-Short Fund	3,311,081
Corporate Credit Fund	668,171

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

Subsequent Events

The Funds evaluated events from June 30, 2016 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, other than disclosed below.

On July 5, 2016, the Diamond Hill Core Bond Fund and the Diamond Hill Short Duration Total Return Bond Fund commenced operations.

Effective August 1, 2016, the administrative fee for all Class I shares decreased from 0.20% to 0.19% and for all Class Y shares from 0.10% to 0.09%.

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Diamond Hill Funds

Other Items

June 30, 2016 (Unaudited)

Trustee Approval of Investment Advisory Agreement

The Trustees of Diamond Hill Funds (the “Trust”) considered a broad range of information specifically requested and relating to its consideration of the approval of the investment advisory agreement for the Diamond Hill High Yield Fund (“HY Fund”) at a regularly scheduled meeting on November 19, 2015. By a unanimous vote, the Trustees approved the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for the HY Fund. The Trustees discussed the following factors, in connection with the Trust’s Management Agreement:

a)	Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder, the proposed management fee for the HY Fund, and the expenses that will be assumed. The Trustees noted that they had previously considered the Adviser’s overall reputation, integrity and mission to serve its clients through a disciplined intrinsic-value-based approach to investment that aligns the Adviser’s interests with those of its clients in connection with the annual renewal of the Management Agreement for the other funds in the Trust at a meeting held on August 20, 2015. At that same meeting, the Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. The Adviser represented that the information reviewed at the August 20, 2015, meeting was applicable to the HY Fund and had not materially changed.

In evaluating performance, the Trustees reviewed the Adviser’s absolute and relative return goals for the HY Fund and performance information for the Diamond Hill High Yield Fund, L.P. (“HY LP”), noting that the HY LP will be converted into the HY Fund. The Trustees also received performance information for the Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) that is managed by the same portfolio managers and discussed similarities and differences between the HY Fund and the Corporate Credit Fund. The Trustees determined that because the HY Fund has not commenced operations, the Trustees would review performance over time.

b)	Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate under the Management Agreement was below both the average and median rates of the Morningstar High Yield Bond Category.

c)	Reasonableness of Total Expenses. The Trustees noted that the estimated total expenses of each class of shares of the HY Fund were below both the average and median total expenses of the Morningstar High Yield Bond Category.

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Diamond Hill Funds

Other Items

June 30, 2016 (Unaudited) (Continued)

d)	Profitability. The Trustees considered the profitability of the Adviser’s future relationship with the HY Fund. The Adviser discussed the level of assets the HY Fund will need to reach before becoming profitable. As such, the Adviser represented that the HY Fund will likely not generate a profit until a performance track-record has been established and asset growth begins to increase in line with expectations. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the Management Agreement, and concluded that the time frame to achieve profitability was reasonable. The Trustees noted that the Adviser is also the administrator to the HY Fund (under the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administrative Agreement”)). At the August 20, 2015 meeting, the Trustees had reviewed a separate profitability analysis relating to the administrative services provided to all the funds of the Trust and concluded that the Adviser’s pre-tax profit margin under the Management Agreement and the administration margin and pro-forma administration margin under the Administrative Agreement represented a fair and entrepreneurial profit for managing and providing administrative services to the Funds. The Adviser represented that the information reviewed at the August 20, 2015, meeting was applicable to the HY Fund and had not materially changed.

e)	Economies of Scale. The Trustees noted that in connection with the annual renewal of the Management Agreement for the other funds in the Trust on August 20, 2015, they reviewed the potential extent to which economies of scale would be realized as each of the other funds in the Trust grow and whether fee levels reflect these economies of scale for the benefit of shareholders of those funds. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the assets of these funds and attempt to fulfill its responsibility to add value to existing investors. The Trustees also noted that the Adviser has a history of voluntarily reducing its fees under the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement when asset growth allows for the sharing of economies of scale. The Adviser represented that the strategy for the HY Fund will be the same as the other funds in the Trust.

f)	Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with all the funds in the Trust on August 20, 2015, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients, the ability to serve as sub-adviser to other mutual funds, and the ability to launch an exchange-traded fund.

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Diamond Hill Funds

Other Items

June 30, 2016 (Unaudited) (Continued)

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with the HY Fund, and the Trustees, all of whom qualify as Independent Trustees under the Investment Company Act of 1940, as amended, concluded the compensation to be received by the Adviser from the HY Fund was fair and reasonable and the approval of the Management Agreement for the HY Fund was in the best interests of the HY Fund and its shareholders.

Proxy Voting

The investment advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the investment advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

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Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investment at Beginning of Period

(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2016 and held for the entire period from January 1, 2016 through June 30, 2016.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,023.60	1,018.45	6.49	6.47	1.29
Class C	1,000.00	1,000.00	1,020.00	1,014.72	10.25	10.22	2.04
Class I	1,000.00	1,000.00	1,025.30	1,019.89	5.04	5.02	1.00
Class Y	1,000.00	1,000.00	1,025.60	1,020.39	4.53	4.52	0.90
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,051.40	1,018.75	6.27	6.17	1.23
Class C	1,000.00	1,000.00	1,047.50	1,015.02	10.08	9.92	1.98
Class I	1,000.00	1,000.00	1,052.00	1,020.14	4.85	4.77	0.95
Class Y	1,000.00	1,000.00	1,053.00	1,020.64	4.34	4.27	0.85

86	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investments at Beginning of Period

(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund Class
Class A	1,000.00	1,000.00	1,053.20	1,019.10	5.92	5.82	1.16
Class I	1,000.00	1,000.00	1,054.00	1,020.54	4.44	4.37	0.87
Class Y	1,000.00	1,000.00	1,055.80	1,021.03	3.94	3.87	0.77
Large Cap Fund
Class A	1,000.00	1,000.00	1,021.00	1,019.94	4.97	4.97	0.99
Class C	1,000.00	1,000.00	1,017.10	1,016.21	8.73	8.72	1.74
Class I	1,000.00	1,000.00	1,022.70	1,021.38	3.52	3.52	0.70
Class Y	1,000.00	1,000.00	1,023.20	1,021.88	3.02	3.02	0.60
Select Fund
Class A	1,000.00	1,000.00	931.20	1,018.95	5.71	5.97	1.19
Class C	1,000.00	1,000.00	928.30	1,015.17	9.35	9.77	1.95
Class I	1,000.00	1,000.00	932.20	1,020.39	4.32	4.52	0.90
Class Y	1,000.00	1,000.00	933.10	1,020.89	3.85	4.02	0.80
Long-Short Fund
Class A	1,000.00	1,000.00	986.70	1,014.77	10.03	10.17	2.03
Class C	1,000.00	1,000.00	982.70	1,011.09	13.66	13.85	2.77
Class I	1,000.00	1,000.00	987.80	1,016.21	8.60	8.72	1.74
Class Y	1,000.00	1,000.00	988.70	1,016.71	8.11	8.22	1.64
Research Opportunities Fund
Class A	1,000.00	1,000.00	985.80	1,013.97	10.81	10.97	2.19
Class C	1,000.00	1,000.00	981.60	1,010.24	14.49	14.69	2.94
Class I	1,000.00	1,000.00	986.90	1,015.42	9.39	9.52	1.90
Class Y	1,000.00	1,000.00	987.40	1,015.91	8.89	9.02	1.80
Financial Long-Short Fund
Class A	1,000.00	1,000.00	910.80	1,015.32	9.12	9.62	1.92
Class C	1,000.00	1,000.00	907.40	1,011.59	12.66	13.35	2.67
Class I	1,000.00	1,000.00	912.30	1,016.76	7.75	8.17	1.63
Corporate Credit Fund
Class A	1,000.00	1,000.00	1,063.10	1,020.19	4.82	4.72	0.94
Class C	1,000.00	1,000.00	1,058.70	1,016.46	8.65	8.47	1.69
Class I	1,000.00	1,000.00	1,064.80	1,021.63	3.34	3.27	0.65
Class Y	1,000.00	1,000.00	1,064.40	1,022.13	2.82	2.77	0.55
High Yield Fund
Class A	1,000.00	1,000.00	1,068.60	1,019.89	5.14	5.02	1.00
Class I	1,000.00	1,000.00	1,070.20	1,021.33	3.65	3.57	0.71
Class Y	1,000.00	1,000.00	1,070.60	1,021.83	3.14	3.07	0.61

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2016	|	DIAMOND-HILL.COM	87

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: BHIL DISTRIBUTORS, LLC (MEMBER FINRA/SIPC), AN AFFILIATE OF THE DIAMOND HILL FUNDS

DIAMOND-HILL.COM	|	855.255.8955	|	325 JOHN H. MCCONNELL BLVD	|	SUITE 200	|	COLUMBUS, OHIO	|	43215

DH-SAR063016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to be materially affected, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date September 1, 2016

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date September 1, 2016